UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003

Item 1: Reports to Shareholders

VANGUARD(R) CALIFORNIA TAX-EXEMPT FUNDS

SEMIANNUAL REPORT

[GRAPHICS APPEAR HERE]

MAY 31, 2003

Vanguard(R) California Tax-Exempt Money Market Fund

Vanguard(R) California Intermediate-Term Tax-Exempt Fund

Vanguard(R) California Long-Term Tax-Exempt Fund

[THE VANGUARD GROUP(R) LOGO]

Eternal Principles

Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.
     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.
     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.
     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

--------------------------------------------------------------------------------
SUMMARY
* Vanguard California Tax-Exempt Money Market Fund and the Investor Shares of Vanguard California Intermediate-Term and Long-Term Tax-Exempt Funds returned 0.5%, 6.0%, and 7.3%, respectively, during the six months.
*    Interest rates continued to decline from already low levels.
* The investing skills of the funds' adviser and the funds' low costs explained the strong relative returns.

--------------------------------------------------------------------------------
CONTENTS
   1 Letter from the Chairman
   5 Report from the Adviser
   8 Fund Profiles
  11 Glossary of Investment Terms
  12 Performance Summaries
  14 Financial Statements
  54 Advantages of Vanguard.com

LETTER FROM THE CHAIRMAN

                                                      [PHOTO OF JOHN J. BRENNAN]
                                                                 JOHN J. BRENNAN

Dear Shareholder,
During the first half of the Vanguard California Tax-Exempt Funds' fiscal year, interest rates declined to levels not seen in decades, boosting prices for bonds, particularly those with the longest maturities. (That's not necessarily great news, of course. "Rising bond prices" is another way of saying "declining bond yields.") The three funds outperformed their average peer funds during the six months ended May 31, 2003. Each fund's returns, as well as those of its comparative standards, appear in the adjacent table. The income and capital return components of the funds' total returns are presented in the table on page 4.

--------------------------------------------------------------------------------
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                    MAY 31, 2003
--------------------------------------------------------------------------------
VANGUARD CALIFORNIA TAX-EXEMPT MONEY MARKET FUND                            0.5%
  (SEC 7-Day Annualized Yield: 1.06%)
Average California Tax-Exempt Money Market Fund*                            0.3
--------------------------------------------------------------------------------
VANGUARD CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND
  Investor Shares                                                           6.0%
  Admiral Shares                                                            6.0
Average California Intermediate Municipal Debt Fund*                        4.9
Lehman 7 Year Municipal Bond Index                                          6.7
--------------------------------------------------------------------------------
VANGUARD CALIFORNIA LONG-TERM TAX-EXEMPT FUND
  Investor Shares                                                           7.3%
  Admiral Shares                                                            7.4
Average California Municipal Debt Fund*                                     6.0
Lehman 10 Year Municipal Bond Index                                         7.2
Lehman Municipal Bond Index                                                 6.5
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

     During the period, the yield of the Long-Term Tax-Exempt Fund's Investor Shares slid 64 basis points (0.64 percentage point) to 3.27%. (The yield of the fund's Admiral Shares at the end of the period was 3.32%.) For a California resident in the highest federal tax bracket, that amounted to a taxable equivalent yield (accounting for state and federal taxes, but not for local tax or the possibility that an individual might be subject to the alternative minimum tax) of 5.55% (5.63% for the higher-yielding Admiral Shares). Compared with yields on U.S. Treasury bonds, tax-exempt yields are quite attractive.
     The yield of the Intermediate-Term Tax-Exempt Fund's Investor Shares fell by 62 basis points, to 2.80% (2.85% for its Admiral Shares), equal to a taxable equivalent yield of 4.75% (4.83% for the fund's

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
--------------------------------------------------------------------------------

Admiral Shares), and the yield of the Tax-Exempt Money Market Fund shed 1 basis point, ending the period at 1.06% (a taxable equivalent yield of 1.80%).

--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                      PERIODS ENDED MAY 31, 2003
                                                    ----------------------------
                                                       SIX        ONE       FIVE
                                                    MONTHS       YEAR     YEARS*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                           6.3%      11.6%       7.8%
  (Broad taxable market)
Lehman Municipal Bond Index                           6.5       10.4        6.5
Citigroup 3-Month Treasury Bill Index                 0.6        1.5        4.0
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                       4.6%      -7.7%      -0.8%
Russell 2000 Index (Small-caps)                       9.3       -8.2        0.6
Wilshire 5000 Index (Entire market)                   5.1       -7.2       -0.9
MSCI All Country World Index Free
  ex USA (International)                              4.6      -10.8       -3.4
================================================================================
CPI
Consumer Price Index                                  1.2%       2.1%       2.4%
--------------------------------------------------------------------------------
*Annualized.

INTEREST RATES CONTINUED THEIR DOWNWARD MARCH
During the past six months, both taxable and tax-exempt bonds outpaced the 5.1% return of the Wilshire 5000 Total Market Index, a proxy for the U.S. stock market. The Lehman Brothers Aggregate Bond Index, a proxy for the broad taxable investment-grade bond market, returned 6.3%, and the Lehman Municipal Bond Index returned 6.5%.
     At the short-term end of the fixed income maturity range, the yield of a high-quality 1-year municipal note fell 35 basis points to 0.98%. Longer-term interest rates fell more dramatically, with the yield of the 10-year municipal note declining 77 basis points to 3.10%. In an unusual turn of events, the yields of the shortest-term municipal securities finished the period almost as high as or higher than those of their fully taxable counterparts. On May 31, for example, the California Tax-Exempt Money Market Fund yielded more than Vanguard(R) Prime Money Market Fund, before taking the fund's significant tax advantages into account.

STOCKS RALLIED AFTER A WEAK START
U.S. stocks initially drifted lower during the six-month period, but began a rally at the start of the Iraqi war in mid-March. The overall U.S. stock market, as measured by the Wilshire 5000 Index, sustained a loss of -9.5% during the first three months of the period, followed by a return of 16.1% in the next three, for a six-month return of 5.1%.

TIMES GOT TOUGH, BUT RETURNS WERE STRONG
Sluggishness in the broad U.S. economy has reverberated through state and local budgets, reducing--or, at least, arresting the growth of--tax revenues that had burnished governments' financial statements during the economic boom of the late 1990s. Despite a reversal of fortune in California's fiscal condition, the state's municipal bonds turned in strong returns during the past six months as investors demonstrated enthusiasm for California debt. The Investor Shares of the California Long-Term Tax-Exempt Fund generated a return in capital of 4.9% as investors bid up the fund's bonds. Including income distributions, the total return of the fund's Investor Shares was a very strong 7.3% (7.4% for its Admiral Shares).
     The numbers were different, but the pattern was the same, for the Intermediate-Term Tax-Exempt Fund: A return in capital of 3.9%, supplemented by a six-month income return of 2.1%, for total returns of 6.0% for both of its share classes. However, the low-interest-rate environment meant meager returns for money market fund investors. For the half-year, the Tax-Exempt Money Market Fund returned just 0.5%, as its yield hovered just above 1%, finishing the period at 1.06%.

--------------------------------------------------------------------------------
EXPENSE RATIOS                                                AS OF MAY 31, 2003
                                 -----------------------------------------------
                                                                        VANGUARD
                                                                       ADVANTAGE
CALIFORNIA                       VANGUARD     AVERAGE PEER     (PERCENTAGE POINT
TAX-EXEMPT FUND                     FUND*           FUND**           DIFFERENCE)
--------------------------------------------------------------------------------
Money Market                        0.16%            0.59%                 0.43%
Intermediate-Term
  Investor Shares                   0.18             0.80                  0.62
  Admiral Shares                    0.12             0.80                  0.68
Long-Term
  Investor Shares                   0.17             1.07                  0.90
  Admiral Shares                    0.11             1.07                  0.96
--------------------------------------------------------------------------------
 *Annualized expense ratio is based on the six months ended May 31, 2003. **Derived from data provided by Lipper Inc.

     Each of our three California funds outpaced the average return for its peer group of mutual funds. This outperformance reflects not only the skillful credit analysis and portfolio management of our adviser, Vanguard Fixed Income Group, but also our funds' low costs. The table at left shows that our funds enjoyed a significant cost advantage over their respective peer groups. These differences in annualized expense ratios are a big advantage in any market, but with current bond yields so low, the value of low costs is especially apparent.

A SIMPLE STRATEGY FOR LONG-TERM SUCCESS
Industrywide, taxable and tax-exempt bonds have attracted strong interest as investors have sought refuge from an unsettled stock market and economy. We are concerned that some investors may be buying bonds not as a component of a diversified portfolio, but simply because bonds have "done best" lately--a recipe for disappointment.
     We advise establishing an asset allocation among stock, bond, and money market funds that is consistent with your circumstances and goals, and then sitting tight. This approach is the most effective means for reaching any long-term financial goal.
     Thank you for entrusting your assets to us.

Sincerely,

/S/ JOHN J. BRENNAN

John J. Brennan
Chairman and Chief Executive Officer

June 20, 2003

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE               NOVEMBER 30, 2002-MAY 31, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                         -----------------------
                                 STARTING       ENDING      INCOME       CAPITAL
                              SHARE PRICE  SHARE PRICE   DIVIDENDS         GAINS
--------------------------------------------------------------------------------
California Tax-Exempt
  Money Market Fund                 $1.00        $1.00      $0.005        $0.000
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Exempt Fund
  Investor Shares                  $11.29       $11.69      $0.229        $0.038
  Admiral Shares                    11.29        11.69       0.232         0.038
--------------------------------------------------------------------------------
California Long-Term Tax-Exempt Fund
  Investor Shares                  $11.76       $12.32      $0.270        $0.021
  Admiral Shares                    11.76        12.32       0.274         0.021
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
IAN MACKINNON TO RETIRE

Vanguard Managing Director Ian A. MacKinnon, who has served this company and its shareholders for more than two decades as head of our Fixed Income Group, will retire on June 30. It's impossible to adequately summarize Ian's many accomplishments, but I must express my deep gratitude to him for establishing our fixed income practices and philosophy, and serving our shareholders with great skill, integrity, and commitment since he formed our Fixed Income Group in 1981. He will leave behind an outstanding performance record in our money market and bond funds, a tradition of excellence, and a terrific team of investment professionals. We wish him the very best.

Robert F. Auwaerter, who also has more than 20 years' experience managing Vanguard's fixed income funds, will oversee all of the group's portfolio management activities.

George U. Sauter, managing director of our Quantitative Equity Group, will assume overall responsibility for the Fixed Income Group in the newly created position of chief investment officer.

                                                            --John J. Brennan
--------------------------------------------------------------------------------

REPORT FROM THE ADVISER

During the six months ended May 31, 2003, the Vanguard California Tax-Exempt Funds earned total returns that topped those of their average peers. The Long-Term Tax-Exempt Fund's Investor Shares gained 7.3%, while the Admiral Shares rose 7.4%. Both shares of the Intermediate-Term Tax-Exempt Fund returned 6.0%, and the Tax-Exempt Money Market Fund returned 0.5%. However, the funds' yields finished the period lower than they were six months ago, reflecting a decline in interest rates.

THE INVESTMENT ENVIRONMENT
The economy appears to be muddling along. The nation's inflation-adjusted gross domestic product is growing, but hardly by leaps and bounds. First- quarter GDP expanded at an annual rate of 1.4%, unchanged from the final three months of 2002.
     Other economic data have been mixed. Consumer confidence fell dramatically during the prelude to the war in Iraq, but bounced back shortly after the major hostilities ended. However, the postwar "relief rally" in sentiment has been anemic, at best. Manufacturers continue to struggle, and business investment has shown few signs of improvement.
     Economic weakness has persisted even though interest rates have declined to levels not seen since the 1950s. After an extended string of rate cuts in 2001 and one cut in 2002, the target federal funds rate remained unchanged during the period at 1.25%. (The Federal Reserve Board shaved 25 basis points--0.25 percentage point--from the rate on June 25.) The Fed seems to be taking a "do whatever it takes" attitude to preserve a recovery. Inflation is no longer a concern--the "core" rate of inflation in consumer prices (which excludes food and energy costs) was just 1.6% for the 12 months ended May 31. Although unlikely, deflation has recently emerged as a threat.
     Overall, it appears as if consumers are still carrying the economy on their backs. They are, however, showing signs of tiring. Unemployment rose to 6.1% in May, sending a chill through the labor market.
     The economy's bright spot is still the housing market. Price increases seem to be holding, and financing remains at extremely attractive levels, thanks to low interest rates.

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

The adviser believes that each fund, while operating within stated maturity and stringent quality targets, can achieve a high level of current income that is exempt from federal and California income taxes by investing in high-quality securities issued by California state, county, and municipal governments.
--------------------------------------------------------------------------------

STATE GOVERNMENTS CAME UNDER FISCAL PRESSURE
Short-term municipal securities underperformed their U.S. Treasury counterparts during the recent bond market rally, while longer-term municipal bonds performed comparably to longer-term Treasuries.
     The table below provides details on the decline in muni yields.

--------------------------------------------------------------------------------
MUNICIPAL BOND YIELDS (AAA-RATED GENERAL-OBLIGATION ISSUES)

                                                                          CHANGE
MATURITY               MAY 31, 2003          NOV. 30, 2002        (BASIS POINTS)
--------------------------------------------------------------------------------
2 years                       1.13%                  1.70%                   -57
5 years                       2.08                   2.75                    -67
10 years                      3.10                   3.87                    -77
30 years                      4.34                   5.01                    -67
--------------------------------------------------------------------------------
Source: The Vanguard Group.

     Across the country, state tax revenues continued to fall in the fiscal half-year, and the declines created large gaps in state and local government budgets. Cuts in government services and staffs have been ongoing, but these moves haven't helped balance many budgets. It still remains politically difficult to raise taxes, although many municipalities are considering this option out of desperation.
     Most states are also looking at options for one-time revenue enhancement, such as securitizing tobacco-settlement payments, or are focusing on multiple smaller usage-based tax increases. The issuance of tobacco-settlement debt has recently swept the tax-exempt market. Lately, these issues have run into trouble as investors fear large awards in individual and class-action suits against the tobacco companies. Because of this, it now appears that states will be forced to focus on other means to raise funds until the market obtains a clear view of the durability of tobacco-settlement payments. (The Vanguard California Tax-Exempt Funds did not own any tobacco-related debt on May 31.)
     Compared with the national municipal bond market, California municipals underperformed because of heavy supply and legislative budget delays. During the past six months, the state issued $29 billion in new debt, a 57% increase from a year ago.
     On the budget side, the state is facing a significant deficit. After downgrades of its debt by several credit-rating agencies, the government has begun, albeit slowly, to react. The economic challenges have been compounded by the attempt to gather enough signatures on recall petitions to force Governor Gray Davis to face a new election later this year.

MUNIS OFFER GOOD VALUE FOR MANY INVESTORS
During the six months, municipal bonds offered good value. The yield of a 2-year, tax-exempt municipal note on May 31 was 1.13%, just a bit lower than the 1.33% yield of a comparable Treasury security, whose income is subject to federal tax. For longer maturities, 5-year notes offered 91% of the yield of Treasuries; 10-year notes, 92%; and 30-year bonds, 99%.
     Of course, such value is not always available in the municipal bond market. But for many investors, well-managed, low-cost portfolios of municipal bonds can be an integral part of a diversified investment program. With yields at such low levels--money market yields were hovering around 1% on May 31--low costs are especially valuable.

Ian A. MacKinnon, Managing Director
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan, Principal
John M. Carbone, Principal
Daniel S. Solender, Principal
Vanguard Fixed Income Group

June 26, 2003

FUND PROFILES                                                 As of May 31, 2003

These Profiles provide snapshots of each funds' characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 11.

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
---------------------------------------
FINANCIAL ATTRIBUTES

Yield                              1.1%
Average Maturity                24 days
Average Quality                   MIG-1
Expense Ratio                    0.16%*
---------------------------------------

-----------------------------------------------
Distribution by Credit Quality (% of portfolio)

MIG-1/SP-1+                               73.3%
A-1/P-1                                   26.6
AAA/AA                                     0.1
-----------------------------------------------
Total 100.0%
-----------------------------------------------



*Annualized.

CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND
----------------------------------------------------------
FINANCIAL ATTRIBUTES
                                 COMPARATIVE         BROAD
                        FUND          INDEX*       INDEX**
----------------------------------------------------------
Number of Issues         549           5,457        46,532
Yield                                   2.6%          3.2%
  Investor Shares       2.8%
  Admiral Shares        2.9%
Yield to Maturity       2.9%              --            --
Average Coupon          5.1%            5.3%          5.2%
Average Maturity   6.0 years       6.9 years    13.8 years
Average Quality          AAA             AA+           AA+
Average Duration   4.9 years       5.3 years     7.8 years
Expense Ratio                             --            --
  Investor Shares     0.18%+
  Admiral Shares      0.12%+
Cash Investments        0.7%              --            --
----------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

AAA                                       84.6%
AA                                         6.1
A                                          7.9
BBB                                        1.4
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

-----------------------------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY                             HIGH
AVERAGE MATURITY                         MEDIUM

---------------------------------------------------------------------
VOLATILITY MEASURES

                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.94                 1.00    0.94          1.00
Beta                  1.12                 1.00    1.12          1.00
---------------------------------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% of portfolio)

Under 1 Year                        10.2%
1-5 Years                           21.8
5-10 Years                          57.3
10-20 Years                         10.7
-----------------------------------------
Total                              100.0%
-----------------------------------------

 *Lehman 7 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Annualized.



                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

CALIFORNIA LONG-TERM TAX-EXEMPT FUND
----------------------------------------------------------
FINANCIAL ATTRIBUTES
                                 COMPARATIVE         BROAD
                        FUND          INDEX*       INDEX**
----------------------------------------------------------
Number of Issues         365           8,755        46,532
Yield                                   3.1%          3.2%
  Investor Shares       3.3%
  Admiral Shares        3.3%
Yield to Maturity       3.4%              --            --
Average Coupon          4.3%            5.2%          5.2%
Average Maturity   8.0 years       9.8 years    13.8 years
Average Quality          AAA             AA+           AA+
Average Duration   6.4 years       6.6 years     7.8 years
Expense Ratio                             --            --
  Investor Shares     0.17%+
  Admiral Shares      0.11%+
Cash Investments        0.9%              --            --
----------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

AAA                                       87.0%
AA                                         1.8
A                                          8.2
BBB                                        3.0
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

-----------------------------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY                             HIGH
AVERAGE MATURITY                           LONG

---------------------------------------------------------------------
VOLATILITY MEASURES

                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.94                 1.00    0.96          1.00
Beta                  1.18                 1.00    1.32          1.00
---------------------------------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% of portfolio)

Under 1 Year                         6.5%
1-5 Years                           23.1
5-10 Years                          41.8
10-20 Years                         26.4
20-30 Years                          2.2
-----------------------------------------
Total                              100.0%
-----------------------------------------




 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Annualized.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by 1 percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates. (degree)
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                         As of May 31, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the California Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. For bond funds, both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The annualized yield shown for the money market fund reflects the current earnings of the fund more closely than does the total return.

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) November 30, 1992-May 31, 2003
------------------------------------------------------------
                  CALIFORNIA TAX-EXEMPT              AVERAGE
                      MONEY MARKET FUND                FUND*
FISCAL                            TOTAL                TOTAL
YEAR                             RETURN               RETURN
------------------------------------------------------------
1993                               2.4%                 2.0%
1994                               2.6                  2.3
1995                               3.7                  3.3
1996                               3.3                  2.9
1997                               3.4                  3.0
1998                               3.1                  2.8
1999                               2.8                  2.4
2000                               3.4                  3.1
2001                               2.6                  2.2
2002                               1.3                  0.9
2003**                             0.5                  0.3
------------------------------------------------------------
 *Average California Tax-Exempt Money Market Fund;
  derived from data provided by Lipper Inc.
**Six months ended May 31, 2003.
Note: See Financial Highlights table on page 47 for dividend information.

---------------------------------------------
SEC 7-Day Annualized Yield (5/31/2003): 1.06%
---------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended March 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                              TEN YEARS
                                     ONE      FIVE   ---------------------------
                 INCEPTION DATE     YEAR     YEARS   CAPITAL    INCOME     TOTAL
--------------------------------------------------------------------------------
California Tax-Exempt
  Money Market Fund    6/1/1987    1.22%     2.50%     0.00%     2.82%     2.82%
--------------------------------------------------------------------------------

CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND
---------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) March 4, 1994-May 31, 2003
---------------------------------------------------------
             CALIFORNIA INTERMEDIATE-TERM
           TAX-EXEMPT FUND INVESTOR SHARES        LEHMAN*
FISCAL     CAPITAL     INCOME         TOTAL         TOTAL
YEAR        RETURN     RETURN        RETURN        RETURN
---------------------------------------------------------
1994         -3.6%       3.4%           -0.2%       -3.1%
1995          8.3        5.6            13.9        15.3
1996          1.3        5.1             6.4         5.2
1997          1.0        4.9             5.9         6.0
1998          2.7        4.8             7.5         7.3
1999         -4.1        4.4             0.3         0.5
2000          3.0        5.0             8.0         6.6
2001          2.8        4.6             7.4         8.1
2002          1.5        4.4             5.9         7.0
2003**        3.9        2.1             6.0         6.7
---------------------------------------------------------
 *Lehman 7 Year Municipal Bond Index.
**Six months ended May 31, 2003.
Note: See Financial Highlights tables on page 48 for dividend and capital gains information.


CALIFORNIA LONG-TERM TAX-EXEMPT FUND
---------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) March 4, 1994-May 31, 2003
---------------------------------------------------------
                 CALIFORNIA LONG-TERM
           TAX-EXEMPT FUND INVESTOR SHARES        LEHMAN*
FISCAL     CAPITAL     INCOME         TOTAL         TOTAL
YEAR        RETURN     RETURN        RETURN        RETURN
---------------------------------------------------------
1993          5.7%       5.8%         11.5%         11.7%
1994        -11.0        5.1          -5.9          -4.5
1995         13.6        6.5          20.1          18.6
1996          1.3        5.6           6.9           5.7
1997          1.1        5.4           6.5           7.1
1998          3.1        5.2           8.3           8.1
1999         -7.0        4.8          -2.2          -0.4
2000          5.5        5.6          11.1           7.7
2001          2.6        5.1           7.7           8.2
2002          0.5        4.9           5.4           6.7
2003**        4.9        2.4           7.3           7.2
---------------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Six months ended May 31, 2003.
Note: See Financial Highlights tables on page 49 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended March 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                 TEN YEARS
                                            ONE    FIVE ------------------------
                          INCEPTION DATE   YEAR   YEARS CAPITAL  INCOME    TOTAL
--------------------------------------------------------------------------------
California Intermediate-Term
Tax-Exempt Fund
  Investor Shares               3/4/1994  9.51%   5.89%  1.53%*  4.79%*   6.32%*
  Admiral Shares              11/12/2001  9.56    4.95*    --      --       --
--------------------------------------------------------------------------------
California Long-Term Tax-Exempt Fund
  Investor Shares               4/7/1986  9.95%   6.10%  1.15%   5.35%    6.50%
  Admiral Shares              11/12/2001 10.01    4.72     --      --       --
--------------------------------------------------------------------------------
*Returns are since inception.

FINANCIAL STATEMENTS                                    May 31, 2003 (unaudited)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's municipal bond holdings, including each security's market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND          COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.5%)
------------------------------------------------------------------------------------------------------------------------
ABAG Finance Auth. for Non-Profit Corp. California
 (Computer History Museum) VRDO                   1.14%         6/9/2003 LOC                $    8,000       $    8,000
ABAG Finance Auth. for Non-Profit Corp. California
 (Valley Christian Schools) VRDO                  1.20%         6/9/2003 LOC                    11,000           11,000
Alameda-Contra Costa CA School Financing Auth.
 (Capital Improvement Financing Pooled Project)
 COP VRDO                                         1.30%         6/9/2003 LOC                     4,180            4,180
Anaheim CA Public Improvement Corp. Lease
 COP VRDO                                         1.10%         6/9/2003 (2)                    26,880           26,880
California Community College Financing Auth.
 TRAN                                             3.00%        6/30/2003 (4)                    20,000           20,021
California Dept. of Water Resources Water System Rev.
 (Central Valley) TOB VRDO                        1.20%         6/9/2003 (3)*                   11,585           11,585
California Dept. of Water Resources Water System Rev.
 (Central Valley) TOB VRDO                        1.25%         6/9/2003 *                      16,435           16,435
California Dept. of Water Resources Water System Rev.
 (Central Valley) TOB VRDO                        1.25%         6/9/2003 (3)*                    9,060            9,060
California Educ. Fac. Auth. Rev.
 (California Institute of Technology) TOB VRDO    1.22%         6/9/2003 *                       8,415            8,415
California Educ. Fac. Auth. Rev.
 (Pepperdine Univ.) VRDO                          1.15%         6/9/2003                         4,255            4,255
California Educ. Fac. Auth. Rev.
 (Stanford Univ.) TOB VRDO                        1.22%         6/9/2003 *                      11,175           11,175
California Educ. Fac. Auth. Rev.
 (Stanford Univ.) VRDO                            1.10%         6/9/2003                         7,565            7,565
California Educ. Fac. Auth. Rev.
 (Stanford Univ.) VRDO                            1.10%         6/9/2003                         4,580            4,580
California Educ. Fac. Auth. Rev.
 (Stanford Univ.) VRDO                            1.10%         6/9/2003                         9,000            9,000
California Educ. Fac. Auth. Rev.
 (Univ. of San Francisco) VRDO                    1.20%         6/9/2003 LOC                     6,500            6,500
California Educ. Fac. Auth. Rev.
 (Univ. of Southern California) PUT               1.05%        3/19/2004                        14,600           14,600
California GO CP                                  1.25%         6/9/2003                        18,000           18,000
California GO CP                                  1.35%        6/13/2003                        10,000           10,000
California GO Eagle Trust TOB VRDO                1.22%         6/9/2003 (4)*                   24,380           24,380

14

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
California GO Eagle Trust TOB VRDO                1.24%         6/9/2003 (5)*                   23,905           23,905
California GO TOB VRDO                            1.24%         6/9/2003 (2)*                   30,000           30,000
California GO TOB VRDO                            1.24%         6/9/2003 (1)*                   11,195           11,195
California GO TOB VRDO                            1.25%         6/9/2003 (5)*                    4,995            4,995
California GO TOB VRDO                            1.25%         6/9/2003 (2)*                    5,255            5,255
California GO TOB VRDO                            1.25%         6/9/2003 (2)*                   12,300           12,300
California GO VRDO                                1.25%         6/2/2003 LOC                    25,000           25,000
California GO VRDO                                1.30%         6/2/2003 LOC                    14,700           14,700
California GO VRDO                                1.30%         6/2/2003 LOC                     8,000            8,000
California Health Fac. Finance Auth. Rev.
 (Adventist Health System West Sutter Health)
 VRDO                                             1.15%         6/9/2003 LOC                    20,900           20,900
California Health Fac. Finance Auth. Rev.
 (Adventist Health System West Sutter Health)
 VRDO                                             1.35%         6/9/2003 LOC                     7,800            7,800
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West) VRDO                  1.15%         6/9/2003 (1)                     7,300            7,300
California Health Fac. Finance Auth. Rev.
 (Memorial Health Services) VRDO                  1.15%         6/9/2003                        42,220           42,220
California Housing Finance Agency Home Mortgage Rev.
 (Multi-Family Housing III) VRDO                  1.30%         6/2/2003                         1,765            1,765
California Housing Finance Agency Home Mortgage Rev.
 (Multi-Family Housing III) VRDO                  1.11%         6/9/2003                         5,870            5,870
California Housing Finance Agency Home Mortgage Rev.
 (Multi-Family Housing III) VRDO                  1.23%         6/9/2003                        63,750           63,750
California Housing Finance Agency
 Home Mortgage Rev. VRDO                          1.21%         6/2/2003                           600              600
California Housing Finance Agency
 Home Mortgage Rev. VRDO                          1.23%         6/2/2003 (1)                     4,975            4,975
California Housing Finance Agency
 Home Mortgage Rev. VRDO                          1.23%         6/2/2003 (1)                    14,095           14,095
California Housing Finance Agency
 Home Mortgage Rev. VRDO                          1.35%         6/2/2003                        10,000           10,000
California Housing Finance Agency
 Home Mortgage Rev. VRDO                          1.17%         6/9/2003 (4)                    10,000           10,000
California Housing Finance Agency
 Home Mortgage Rev. VRDO                          1.17%         6/9/2003 (1)                    23,600           23,600
California Housing Finance Agency
 Home Mortgage Rev. VRDO                          1.20%         6/9/2003 (4)                     5,000            5,000
California Housing Finance Agency
 Home Mortgage Rev. VRDO                          1.20%         6/9/2003 (4)                     5,000            5,000
California Housing Finance Agency
 Single Family Mortgage Rev. TOB VRDO             1.24%         6/9/2003 *                       3,560            3,560
California Housing Finance Agency
 Single Family Mortgage Rev. TOB VRDO             1.33%         6/9/2003 *                      21,100           21,100
California Infrastructure & Econ. Dev. Bank
 (JP Getty Trust) PUT                             1.00%        5/13/2004                         5,000            5,000
California Infrastructure & Econ. Dev. Bank
 (JP Getty Trust) PUT                             1.00%        5/13/2004                        10,000           10,000
California Infrastructure & Econ. Dev. Bank
 (JP Getty Trust) PUT                             1.00%        5/13/2004                        40,000           40,000
California Infrastructure & Econ. Dev. Bank
 (JP Getty Trust) CP                              0.90%        6/12/2003                         6,000            6,000

15

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND          COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
California Infrastructure & Econ. Dev. Bank
 (JP Getty Trust) CP                              1.00%         7/8/2003                        10,000           10,000
California Infrastructure & Econ. Dev. Bank
 (JP Getty Trust) CP                              0.95%        7/14/2003                         7,000            7,000
California Infrastructure & Econ. Dev. Bank
 Rev. VRDO                                        1.30%         6/2/2003 (2)                     4,800            4,800
California PCR Financing Auth. Rev. (Exxon Mobil)
 VRDO                                             1.20%         6/2/2003                         5,395            5,395
California PCR Financing Auth. Rev. (Exxon)
 VRDO                                             1.15%         6/2/2003                         3,200            3,200
California Pollution Control Financing Auth.
 Solid Waste Disposal Rev. (Shell Oil Co.
 -Martinez) VRDO                                  1.33%         6/2/2003                        47,600           47,600
California Pollution Control Financing Auth.
 Solid Waste Disposal Rev. (Shell Oil Co.
 -Martinez) VRDO                                  1.33%         6/2/2003                        15,100           15,100
California Pollution Control Financing Auth.
 Solid Waste Disposal Rev. (Shell Oil Co.
 -Martinez) VRDO                                  1.33%         6/2/2003                         8,200            8,200
California Public Works Board Lease Rev.
 (California State Univ.) TOB VRDO                1.22%         6/9/2003 (2)*                    4,200            4,200
California School Cash Reserve Program Auth.
 Pool A                                           3.00%         7/3/2003 (2)                   100,000          100,116
California State Dept. Water Resources
 Power Supply Rev. TOB VRDO                       1.22%         6/9/2003 (5)*                    5,800            5,800
California State Dept. Water Resources
 Power Supply Rev. TOB VRDO                       1.22%         6/9/2003 (5)*                   26,395           26,395
California State Dept. Water Resources
 Power Supply Rev. VRDO                           1.30%         6/2/2003 LOC                     7,200            7,200
California State Dept. Water Resources
 Power Supply Rev. VRDO                           1.30%         6/2/2003 LOC                    55,500           55,500
California State Dept. Water Resources
 Power Supply Rev. VRDO                           1.15%         6/9/2003 (4)                    18,800           18,800
California State Dept. Water Resources
 Power Supply Rev. VRDO                           1.15%         6/9/2003 LOC                    30,000           30,000
California State Dept. Water Resources
 Power Supply Rev. VRDO                           1.17%         6/9/2003 LOC                    95,500           95,502
California State Dept. Water Resources
 Power Supply Rev. VRDO                           1.25%         6/9/2003 LOC                    20,000           20,000
California Statewide Community Dev. Auth.
 Multifamily Rev. (Canyon Creek Apartments) VRDO  1.18%         6/9/2003 LOC                    28,800           28,800
California Statewide Community Dev. Auth.
 Multifamily Rev. (Knoll Apartments) VRDO         1.17%         6/9/2003 LOC                    12,715           12,715
California Statewide Community Dev. Auth.
 Multifamily Rev.  (Valley Palms Apartments) VRDO 1.17%         6/9/2003 LOC                    13,500           13,500
California Statewide Community Dev. Auth. Rev.
 (Children's Hosp. of Los Angeles) VRDO           1.10%         6/9/2003 (2)                    15,000           15,000
California Statewide Community Dev. Auth. Rev.
 (Children's Hosp. of Los Angeles) VRDO           1.10%         6/9/2003 (2)                    15,000           15,000
Clovis CA Unified School Dist. TRAN               2.75%        6/30/2003                        38,000           38,033
Conejo Valley CA Unified School Dist. TRAN        2.50%        6/30/2003                        13,115           13,124
Contra Costa CA Water Dist. Rev. TOB VRDO         1.22%         6/9/2003 (4)*                    5,640            5,640
Dublin San Ramon Services Dist. California Sewer
 COP VRDO                                         1.15%         6/9/2003 (1)                    27,535           27,535
East Bay CA Muni. Util. Dist. WasteWater
 System Rev. VRDO                                 1.10%         6/9/2003 (5)                    15,000           15,000
East Bay CA Muni. Util. Dist. Water System Rev.
 VRDO                                             1.10%         6/9/2003 (4)                    35,900           35,900
Fontana CA Unified School Dist.
 (School Fac. Bridge Funding Program) COP VRDO    1.10%         6/9/2003 (4)                     9,740            9,740
Fresno CA Sewer Rev. VRDO                         1.10%         6/9/2003 (3)                    27,750           27,750
Fresno County CA TRAN                             3.00%         7/1/2003                        25,000           25,027

16

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Irvine CA Assessment Dist. Improvement Bonds
 (Oak Creek) VRDO                                 1.25%         6/2/2003 LOC                     1,757            1,757
Irvine CA Assessment Dist. Improvement Bonds VRDO 1.30%         6/2/2003 LOC                     6,000            6,000
Irvine CA Ranch Water Dist. Rev. VRDO             1.21%         6/2/2003 LOC                       500              500
Irvine CA Ranch Water Dist. Rev. VRDO             1.25%         6/2/2003 LOC                     5,500            5,500
Irvine CA Ranch Water Dist. Rev. VRDO             1.30%         6/2/2003 LOC                     7,700            7,700
Kern County CA (Public Fac.) VRDO                 1.10%         6/9/2003 LOC                     9,800            9,800
Kern County CA (Public Fac.) VRDO                 1.10%         6/9/2003 LOC                     4,300            4,300
Kern County CA (Public Fac.) VRDO                 1.10%         6/9/2003 LOC                     3,500            3,500
Kern County CA (Public Fac.) VRDO                 1.10%         6/9/2003 LOC                     4,700            4,700
Kern County CA TRAN                               2.50%         7/1/2003                         6,000            6,005
Koch Industries California TOB VRDO               1.24%         6/9/2003 (2)*                   47,721           47,721
Long Beach CA Harbor Rev. TOB VRDO                1.22%         6/9/2003 (1)*                    7,345            7,345
Long Beach CA Harbor Rev. TOB VRDO                1.26%         6/9/2003 (3)*                    6,710            6,710
Long Beach CA Water Rev. CP                       1.05%         8/6/2003                         6,000            6,000
Los Angeles CA Community Redev. Agency
 Multifamily Housing Rev.
 (Metropolitan Lofts Apartments) VRDO             1.20%         6/9/2003 LOC                    17,750           17,750
Los Angeles CA Dept. of Airports Intl. Airport
 Rev. VRDO                                        1.10%         6/9/2003 LOC                     6,000            6,000
Los Angeles CA Dept. of Airports Intl.
 Airport Rev. VRDO                                1.10%         6/9/2003 LOC                    15,500           15,500
Los Angeles CA Dept. of Water & Power Rev.
 TOB VRDO                                         1.19%         6/9/2003 (1)*                    8,350            8,350
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.30%         6/2/2003                         1,200            1,200
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.10%         6/9/2003                        28,400           28,400
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.15%         6/9/2003                        23,400           23,400
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.15%         6/9/2003                        28,330           28,330
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.15%         6/9/2003                        47,300           47,300
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.20%         6/9/2003                        33,550           33,550
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.20%         6/9/2003                        27,600           27,600
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.20%         6/9/2003                        20,100           20,100
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.20%         6/9/2003                        26,000           26,000
Los Angeles CA Harbor Depart. Rev. CP             1.05%        8/13/2003                            98               98
Los Angeles CA Harbor Depart. Rev. CP             1.05%        8/13/2003                        26,900           26,900
Los Angeles CA Harbor Depart. Rev. CP             1.05%        8/21/2003                        10,452           10,452
Los Angeles CA Multifamily Housing Rev.
 (San Regis) VRDO                                 1.17%         6/9/2003 LOC                    23,600           23,600
Los Angeles CA TRAN                               3.00%        6/30/2003                        50,000           50,056
Los Angeles CA Unified School Dist. GO TOB VRDO   1.22%         6/9/2003 (1)*                    5,420            5,420
Los Angeles CA Unified School Dist. GO TOB VRDO   1.22%         6/9/2003 (1)*                    4,995            4,995
Los Angeles CA Unified School Dist. GO TOB VRDO   1.22%         6/9/2003 (3)*                   19,725           19,725
Los Angeles CA Unified School Dist. GO TOB VRDO   1.22%         6/9/2003 (3)*                   11,120           11,120
Los Angeles CA Unified School Dist. GO TOB VRDO   1.25%         6/9/2003 (3)*                   16,665           16,665
Los Angeles CA Unified School Dist. GO TOB VRDO   1.26%         6/9/2003 (3)*                    8,200            8,200
Los Angeles CA Unified School Dist. TRAN          3.00%         7/1/2003                        10,000           10,011
Los Angeles CA Unified School Dist. TRAN          3.25%         7/1/2003                        20,000           20,026
Los Angeles CA Wastewater System Rev. PUT         1.25%        12/5/2003 (3)                    10,000           10,000
Los Angeles CA Wastewater System Rev. PUT         1.25%        12/5/2003 (3)                    15,000           15,000
Los Angeles CA Wastewater System Rev. PUT         1.25%        12/5/2003 (3)                    20,000           20,000
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev. CP                                1.05%         9/9/2003 LOC                    14,764           14,764
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev. VRDO                              1.10%         6/9/2003 (3)                    43,100           43,100
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev. VRDO                              1.10%         6/9/2003 (1)                    74,365           74,365

17

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND          COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Los Angeles County CA Pension Obligations VRDO    1.10%         6/9/2003 (2)                    18,800           18,800
Los Angeles County CA Pension Obligations VRDO    1.10%         6/9/2003 (2)                    41,380           41,380
Los Angeles County CA Schools
 Pooled Financing Program TRAN                    3.00%        6/30/2003 (4)                    20,000           20,021
Los Angeles County CA TRAN                        3.00%        6/30/2003                        32,000           32,034
Marin County CA TRAN                              2.50%        9/11/2003                        37,000           37,118
Metro. Water Dist. of Southern California Rev.
 TOB VRDO                                         1.19%         6/9/2003 *                       5,668            5,668
Metro. Water Dist. of Southern California Rev.
 TOB VRDO                                         1.20%         6/9/2003 *                       5,000            5,000
Metro. Water Dist. of Southern California Rev.
 TOB VRDO                                         1.25%         6/9/2003 *                      14,995           14,995
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.30%         6/2/2003                        25,700           25,700
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.10%         6/9/2003                        30,100           30,100
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.10%         6/9/2003                        15,400           15,400
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.10%         6/9/2003 (2)                    20,100           20,100
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.10%         6/9/2003                        18,300           18,300
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.10%         6/9/2003                        18,500           18,500
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.17%         6/9/2003                        10,000           10,000
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.17%         6/9/2003                        19,400           19,400
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.20%         6/9/2003                         4,800            4,800
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.20%         6/9/2003                         7,900            7,900
Mission Viejo CA Community Dev. Financing Auth.
 (Mission Viejo Mall Improvement) VRDO            1.15%         6/9/2003 LOC                    30,700           30,700
MSR California Public Power Agency
 (San Juan Project) VRDO                          1.20%         6/2/2003 (1)                    18,750           18,750
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO  1.23%         6/2/2003                        19,915           19,915
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO  1.30%         6/2/2003                         4,000            4,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO  1.23%         6/9/2003                        25,000           25,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO  1.23%         6/9/2003                        10,200           10,200
Northern California Power Agency
 (Hydroelectric Project) VRDO                     1.10%         6/9/2003 (1)                     4,000            4,000
Orange County CA Apartment Dev. Rev. VRDO         1.13%         6/9/2003 LOC                    53,600           53,600
Orange County CA Sanitation Dist. COP VRDO        1.25%         6/2/2003                           440              440
Orange County CA Sanitation Dist. COP VRDO        1.25%         6/2/2003                         5,640            5,640
Orange County CA Sanitation Dist. COP VRDO        1.10%         6/9/2003 (2)                    55,400           55,400
Otay CA Water Dist. (Capital Project) COP VRDO    1.15%         6/9/2003 LOC                    10,600           10,600
Pasadena CA COP (City Hall & Park Improvement
 Project) VRDO                                    1.15%         6/9/2003 (2)                    10,000           10,000
Port of Oakland CA Rev. TOB VRDO                  1.22%         6/9/2003 (3)*                    3,803            3,803
Port of Oakland CA Rev. TOB VRDO                  1.26%         6/9/2003 (3)*                   24,600           24,600
Riverside County CA Single Family Mortgage Rev.
 TOB VRDO                                         1.26%         6/9/2003 *                       3,500            3,500
Sacramento County CA (Administration Center
 & Courthouse) VRDO                               1.25%         6/9/2003 LOC                     9,600            9,600
Sacramento County CA Single Family Mortgage Rev.
 TOB VRDO                                         1.26%         6/9/2003 *                       8,520            8,520
Sacramento County CA TRAN                         3.00%         8/1/2003                        39,150           39,240
San Bernardino County CA Medical Center COP VRDO  1.21%         6/9/2003 (1)                    36,365           36,365
San Diego CA Housing Auth. Multifamily Housing Rev.
 (Canyon Rim Apts.) VRDO                          1.17%         6/9/2003 LOC                    32,440           32,440
San Diego CA Unified School Dist. TOB VRDO        1.22%         6/9/2003 (3)*                    5,635            5,635
San Diego CA Unified School Dist. TRAN            3.00%        7/28/2003                        11,850           11,877
San Diego County CA Teeter Obligation CP          1.05%        6/11/2003 LOC                    16,000           16,000
San Diego County CA Water Auth. CP                0.98%        9/24/2003                        11,500           11,500

18

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
San Francisco CA Bay Area
 Rapid Transit Dist. Sales Tax Rev. TOB VRDO      1.22%         6/9/2003 (3)*                    2,745            2,745
San Francisco CA City & County Finance Corp.
 Lease Rev. (Moscone Center Expansion) VRDO       1.10%         6/9/2003 (2)                    27,300           27,300
San Francisco CA City & County Finance Corp.
 Lease Rev. (Moscone Center Expansion) VRDO       1.10%         6/9/2003 (2)                    26,300           26,300
San Francisco CA City & County
 International Airport Rev. TOB VRDO              1.25%         6/9/2003 (3)*                    5,110            5,110
San Francisco CA City & County Multifamily
 Housing Rev. (City Heights Apartments) VRDO      1.18%         6/9/2003 LOC                     4,000            4,000
San Jose CA Redev. Agency VRDO                    1.25%         6/9/2003 LOC                    14,900           14,900
San Jose/Santa Clara CA Clean Water & Sewer
 Finance Auth. VRDO                               1.10%         6/9/2003 (3)                     3,700            3,700
Santa Barbara County CA TRAN                      3.00%        7/25/2003                        12,000           12,026
Santa Clara Valley CA Transp. Auth. Bond and GAN  3.00%        12/4/2003                        17,225           17,390
Southern California Home Financing Auth.
 Single Family Mortgage Rev. TOB VRDO             1.33%         6/9/2003 *                      34,035           34,035
Southern California Home Financing Auth.
 Single Family Mortgage Rev. TOB VRDO             1.33%         6/9/2003 *                      66,990           66,990
Southern California Public Power Auth. Rev.
 (Palo Verde Project) VRDO                        1.10%         6/9/2003 (2)                    30,100           30,100
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                      1.10%         6/9/2003 (2)LOC                111,400          111,400
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                      1.10%         6/9/2003 (4)                    52,650           52,650
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                      1.10%         6/9/2003 (4)                     8,700            8,700
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                      1.15%         6/9/2003 (4)                    64,265           64,265
Stanford Univ. CA CP                              0.95%        6/11/2003                        18,000           18,000
Stanford Univ. CA CP                              0.95%        6/11/2003                         1,000            1,000
Stanford Univ. CA CP                              0.95%        7/15/2003                         9,500            9,500
Stanislaus County CA TRAN                         2.75%       10/30/2003                        28,500           28,617
Torrance CA Hospital Rev.
 (Torrance Memorial Medical Center) VRDO          1.19%         6/9/2003 LOC                     3,000            3,000
Univ. of California Regents CP                    1.05%        6/10/2003                        13,600           13,600
Univ. of California Regents CP                    0.90%         7/9/2003                         6,000            6,000
Univ. of California Regents CP                    0.95%        7/17/2003                        10,400           10,400
Univ. of California Regents CP                    0.95%        8/15/2003                        15,500           15,500
Univ. of California Rev. TOB VRDO                 1.22%         6/9/2003 (4)*                    2,670            2,670
Val Verde CA Unified School Dist. COP VRDO        1.15%         6/9/2003 LOC                     4,500            4,500
Val Verde CA Unified School Dist. COP VRDO        1.15%         6/9/2003 (4)                     4,500            4,500
Val Verde CA Unified School Dist. COP VRDO        1.15%         6/9/2003 (4)                     3,100            3,100
Vallejo CA Unified School Dist. TOB VRDO          1.22%         6/9/2003 (3)*                    5,900            5,900
Ventura County CA TRAN                            3.00%         7/1/2003                        10,000           10,011
Vernon CA Electric System Rev. (Malburg Project)
VRDO                                              1.15%         6/9/2003 LOC                     6,000            6,000
Wateruse Financial Auth. of California VRDO       1.25%         6/9/2003 (4)                    44,490           44,490
OUTSIDE CALIFORNIA:
Puerto Rico Electric Power Auth. Rev. TOB VRDO    1.19%         6/9/2003 (4)*                    2,100            2,100
Puerto Rico Electric Power Auth. Rev. TOB VRDO    1.22%         6/9/2003 (1)*                    3,000            3,000
Puerto Rico GO TOB VRDO                           1.19%         6/9/2003 (3)*                   14,655           14,655
Puerto Rico GO TOB VRDO                           1.20%         6/9/2003 (4)*                   16,680           16,680

19

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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND          COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Puerto Rico GO TOB VRDO                           1.20%         6/9/2003 (1)*                   24,995           24,995
Puerto Rico Govt. Dev. Bank VRDO                  1.05%         6/9/2003 (1)                     4,700            4,700
Puerto Rico Infrastructure Financing Auth.
 Special Obligation Bonds TOB PUT                 1.85%        6/19/2003 *                      20,700           20,700
Puerto Rico Infrastructure Financing Auth.
 Special Obligation Bonds TOB VRDO                1.22%       10/16/2003 *                      12,400           12,400
Puerto Rico Infrastructure Financing Auth.
 Special Tax Rev. TOB PUT                         1.85%        6/12/2003 (2)*                    6,515            6,515
Puerto Rico Public Buildings Auth.
 Govt. Fac. Rev. TOB PUT                          1.85%        6/12/2003 (2)*                    7,820            7,820
Puerto Rico Public Buildings Auth.
 Govt. Fac. Rev. TOB VRDO                         1.19%         6/9/2003 (5)*                   11,435           11,435
Puerto Rico Public Finance Corp. TOB VRDO         1.19%         6/9/2003 (1)*                    7,605            7,605
Puerto Rico TRAN                                  2.50%        7/30/2003                        30,000           30,049
------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $3,830,197)                                                                       3,830,197
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                             39,267
Liabilities                                                                                                     (19,062)
                                                                                                             -----------
                                                                                                                 20,205
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------
Applicable to 3,849,911,602 outstanding $.001 par value shares of beneficial interest
 (unlimited authorization)                                                                                   $3,850,402
========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                         $1.00
========================================================================================================================
^See Note A in Notes to Financial Statements.
*Securities exempt from registration under Rule 144A of the Securities Act of
 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the aggregate value of these securities was $688,722,000, representing 17.9% of net assets.
For key to abbreviations and other references, see page 43.

------------------------------------------------------------------------------------------------------------------------
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------------------
                                                                                                AMOUNT              PER
                                                                                                 (000)            SHARE
------------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                             $3,850,039            $1.00
Undistributed Net Investment Income                                                                 --               --
Accumulated Net Realized Gains                                                                     363               --
Unrealized Appreciation                                                                             --               --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $3,850,402            $1.00
========================================================================================================================

20

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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND     COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.3%)
------------------------------------------------------------------------------------------------------------------------
ABAG Finance Auth. for Non-Profit Corp. California
 (Children's Hosp. Medical Center) COP            6.00%        12/1/2015 (2)                $    9,180       $   10,920
ABAG Finance Auth. for Non-Profit Corp. California
 (School of the Mechanical Arts)                  4.50%        10/1/2013                           480              523
ABAG Finance Auth. for Non-Profit Corp. California
 (School of the Mechanical Arts)                  4.70%        10/1/2014                           475              518
ABAG Finance Auth. for Non-Profit Corp. California
 (School of the Mechanical Arts)                  4.80%        10/1/2015                           525              570
ABAG Finance Auth. for Non-Profit Corp. California
 (School of the Mechanical Arts)                  4.90%        10/1/2016                           550              597
ABAG Finance Auth. for Non-Profit Corp. California
 (School of the Mechanical Arts)                  5.00%        10/1/2017                           475              519
Alameda CA Corridor Transp. Auth. Rev.           5.125%        10/1/2014 (1)                    10,150           11,469
Alameda County CA (Medical Center) COP            5.25%         6/1/2008 (1)(ETM)                1,965            2,274
Alameda County CA (Medical Center) COP            5.25%         6/1/2009 (1)(ETM)                2,910            3,399
Alameda County CA (Medical Center) COP            5.25%         6/1/2012 (1)(ETM)                1,595            1,827
Alameda County CA (Medical Center) COP            5.25%         6/1/2013 (1)(ETM)                1,785            2,044
Alameda County CA (Medical Center) COP           5.375%         6/1/2014 (1)(ETM)                1,880            2,168
Alameda County CA (Medical Center) COP           5.375%         6/1/2015 (1)(ETM)                3,960            4,568
Alameda County CA COP                            5.375%        12/1/2010 (1)                     2,000            2,359
Alameda County CA COP                            5.375%        12/1/2012 (1)                    11,000           12,988
Alameda County CA COP                            5.375%        12/1/2013 (1)                    13,930           16,367
Alameda County CA COP                            5.375%        12/1/2014 (1)                     4,790            5,585
Alameda County CA COP                            5.375%        12/1/2015 (1)                     1,500            1,737
Anaheim CA Convention Center COP                  0.00%         8/1/2004 (1)                     3,120            3,073
Anaheim CA Public Finance Auth. Electric
 System Rev.                                      5.25%        10/1/2014 (4)                     2,330            2,705
Anaheim CA Public Finance Auth. Electric
 System Rev.                                      5.00%        10/1/2015 (4)                     4,010            4,519
Anaheim CA Public Finance Auth. Electric
 System Rev.                                      5.00%        10/1/2016 (1)                     1,915            2,164
Anaheim CA Public Finance Auth. Electric
 System Rev.                                      5.00%        10/1/2016 (4)                     5,000            5,589
Anaheim CA Public Finance Auth. Electric
 System Rev.                                      5.25%        10/1/2017 (4)                     2,750            3,116
Anaheim CA Unified High School Dist. GO           5.00%         8/1/2014 (4)                     1,625            1,849
Anaheim CA Unified High School Dist. GO          5.375%         8/1/2015 (4)                     1,000            1,162
Anaheim CA Unified High School Dist. GO          5.375%         8/1/2016 (4)                     1,250            1,443
Anaheim CA Unified High School Dist. GO          5.375%         8/1/2017 (4)                     2,235            2,561
Antioch CA Public Finance Auth. Reassessment Rev. 5.00%         9/2/2013 (2)                    11,790           13,104
Burbank CA Public Finance Auth.                   5.25%        12/1/2012 (2)                     3,540            4,178
Burbank CA Public Finance Auth.                   5.25%        12/1/2013 (2)                     4,615            5,490
Cabrillo CA Community College Dist. Rev.          0.00%         8/1/2011 (3)                     2,465            1,872
Cabrillo CA Community College Dist. Rev.          0.00%         8/1/2012 (3)                     2,525            1,829
Cabrillo CA Community College Dist. Rev.          0.00%         8/1/2013 (3)                     2,590            1,780
Cabrillo CA Community College Dist. Rev.          0.00%         8/1/2014 (3)                     2,655            1,723
California Dept. of Veteran Affairs Rev.          4.95%        12/1/2012                         3,620            3,935
California Dept. of Veteran Affairs Rev.          5.05%        12/1/2013                         6,140            6,656
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                 5.00%        12/1/2012 (3)                     3,640            4,228
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                 5.50%        12/1/2014 (4)                     4,000            4,837
California Educ. Fac. Auth. Rev.
 (College of Arts & Crafts)                      6.875%         6/1/2014                           360              435
California Educ. Fac. Auth. Rev.
 (College of Arts & Crafts)                      6.875%         6/1/2015                           380              460
California Educ. Fac. Auth. Rev.
 (College of Arts & Crafts)                      6.875%         6/1/2016                           400              486
California Educ. Fac. Auth. Rev.
 (Univ. of Southern California)                   5.60%        10/1/2009                         2,680            3,095

21

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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND     COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
California GO                                     7.00%         8/1/2009                         3,380            4,138
California GO                                     5.25%        10/1/2009                         1,835            2,078
California GO                                     5.75%        12/1/2009 (3)                    11,765           14,048
California GO                                     5.75%         2/1/2011 (3)                     6,500            7,716
California GO                                     5.40%        12/1/2014 (1)                     3,130            3,391
California GO                                    5.375%         4/1/2015                         7,095            7,927
California GO VRDO                                1.30%         6/2/2003 LOC                    13,200           13,200
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                       7.00%         7/1/2005 (2)                     3,410            3,812
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                       7.00%         7/1/2006 (2)                     3,395            3,953
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                       5.50%         7/1/2008 (1)                     3,290            3,772
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                       5.50%         7/1/2009 (1)                     3,580            4,079
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                      5.875%         7/1/2009 (2)                     5,000            5,536
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                       5.50%         7/1/2010 (1)                     3,060            3,486
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                       5.75%         7/1/2010 (1)                     7,000            7,927
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                       5.50%         7/1/2011 (1)                     3,950            4,500
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                       5.50%         7/1/2012 (1)                     3,635            4,142
California Health Fac. Finance Auth. Rev.
 (Children's Hosp.)                               6.00%         7/1/2004 (1)                     1,645            1,731
California Health Fac. Finance Auth. Rev.
 (Children's Hosp.)                               6.00%         7/1/2006 (1)                     1,000            1,136
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                              5.25%         6/1/2009 (4)                     6,290            7,207
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                              0.00%        10/1/2009 (1)                     7,140            5,933
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                              5.25%        10/1/2009 (2)                    10,525           12,057
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                              5.25%         6/1/2010 (4)                     5,310            6,012
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                              5.25%         6/1/2011 (4)                     7,250            8,210
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                              5.25%        10/1/2016                         5,000            5,321
California Health Fac. Finance Auth. Rev.
 (Pomona Valley Hosp.)                            5.50%         7/1/2003 (1)                     3,010            3,021
California Health Fac. Finance Auth. Rev.
 (Pomona Valley Hosp.)                            5.50%         7/1/2004 (1)                     2,000            2,094
California Health Fac. Finance Auth. Rev.
 (Pomona Valley Hosp.)                            5.75%         7/1/2005 (1)                     3,335            3,647
California Health Fac. Finance Auth. Rev.
 (Pomona Valley Hosp.)                            5.75%         7/1/2006 (1)                     2,415            2,725
California Health Fac. Finance Auth. Rev.
 (Pomona Valley Hosp.)                            5.50%         7/1/2010 (1)                     3,570            4,068
California Health Fac. Finance Auth. Rev.
 (Presbyterian Hosp.)                             5.50%         5/1/2004 (1)                     1,855            1,929
California Health Fac. Finance Auth. Rev.
 (Scripps Memorial Hosp.)                         6.25%        10/1/2013 (1)                     3,000            3,044
California Health Fac. Finance Auth. Rev.
 (Sisters of Providence)                          6.00%        10/1/2009 (2)                     4,490            5,404
California Health Fac. Finance Auth. Rev.
 (Summit Medical Center)                          5.25%         5/1/2009 (4)                     3,500            3,880
California Health Fac. Finance Auth. Rev.
 (Summit Medical Center)                          5.25%         5/1/2011 (4)                     1,700            1,884
California Health Fac. Finance Auth. Rev.
 (Sutter Health)                                  5.50%        8/15/2012 (4)                     3,000            3,428
California Health Fac. Finance Auth. Rev.
 (Sutter Health)                                  5.50%        8/15/2012 (4)                     5,410            6,182
California Housing Finance Agency Home
 Mortgage Rev.                                    5.85%         8/1/2016 (1)                     3,950            4,236
California Housing Finance Agency Home
 Mortgage Rev.                                    6.25%         8/1/2016                        10,500           11,225
California Housing Finance Agency Home
 Mortgage Rev.                                    0.00%         8/1/2027 (1)                     4,580            1,226

22

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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Home
 Mortgage Rev. (Multi-Family Housing III) VRDO    1.25%         6/2/2003                         7,500            7,500
California Infrastructure & Econ. Dev. Bank Rev.
 (Asian Art Museum)                               5.50%         6/1/2012 (1)                     1,300            1,512
California Infrastructure & Econ. Dev. Bank Rev.
 (Asian Art Museum)                               5.50%         6/1/2014 (1)                     2,935            3,409
California Infrastructure & Econ. Dev. Bank Rev.
 (Asian Art Museum)                               5.50%         6/1/2015 (1)                     2,245            2,603
California Infrastructure & Econ. Dev. Bank Rev.
 (Clean Water State Revolving Fund)               5.00%        10/1/2014                         2,500            2,858
California Infrastructure & Econ. Dev. Bank Rev.
 (Clean Water State Revolving Fund)               5.00%        10/1/2015                         3,500            3,963
California Infrastructure & Econ. Dev. Bank Rev.
 (Clean Water State Revolving Fund)               5.00%        10/1/2016                         4,500            5,053
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                   5.00%        10/1/2010                         1,325            1,489
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                   5.00%        10/1/2011                         1,275            1,430
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                   5.00%        10/1/2012                         2,950            3,299
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                   5.00%        10/1/2013                         2,350            2,611
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                   5.50%        10/1/2014                         2,250            2,569
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                   5.50%        10/1/2015                         2,430            2,753
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                   5.50%        10/1/2016                         3,620            4,077
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                   5.50%        10/1/2017                         3,820            4,279
California Infrastructure & Econ. Dev. Bank Rev.
 VRDO                                             1.30%         6/2/2003 (2)                     5,550            5,550
California PCR Financing Auth. (Exxon Mobil) VRDO 1.20%         6/2/2003                         8,600            8,600
California PCR Financing Auth. (San Diego Gas
 & Electric)                                      5.90%         6/1/2014 (1)                    17,135           21,228
California Pollution Control Financing Auth. Solid
 Waste Disposal Rev. (Republic Services) PUT      5.25%        12/1/2017                         5,000            5,330
California Pollution Control Financing Auth. Solid
 Waste Disposal Rev. (Republic Services) PUT      5.25%        12/1/2017                         5,000            5,330
California Pollution Control Financing Auth.
 Solid Waste Disposal Rev. (Shell Oil Co.
 -Martinez) VRDO                                  1.33%         6/2/2003 (1)                    12,500           12,500
California Public Works Board Lease Rev.
 (California State Univ.)                         5.30%        10/1/2015 (2)                     6,655            7,511
California Public Works Board Lease Rev.
 (Dept. of Corrections)                           5.50%         1/1/2010 (2)                    10,000           11,073
California Public Works Board Lease Rev.
 (Dept. of Corrections)                           5.25%         6/1/2011 (2)                     5,050            5,853
California Public Works Board Lease Rev.
 (Dept. of Corrections)                           5.50%         1/1/2014 (2)                     5,975            6,608
California Public Works Board Lease Rev.
 (Dept. of Corrections)                          5.375%        11/1/2014 (1)                     4,400            4,967
California Public Works Board Lease Rev.
 (Secretary of State)                             6.50%        12/1/2008 (2)                     5,000            6,091

23

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND     COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
California Public Works Board Lease Rev.
 (Univ. of California)                            5.50%         9/1/2008 (2)                     5,185            5,971
California Public Works Board Lease Rev.
 (Univ. of California)                            5.50%         9/1/2009 (2)                     4,015            4,571
California Public Works Board Lease Rev.
 (Univ. of California)                           5.375%        10/1/2016 (1)                     4,750            5,367
California RAN FR                                 1.32%         6/9/2003                         9,000            8,987
California RAN FR                                 1.37%         6/9/2003                        15,000           14,948
California State Dept. Water Resources Power
 Supply Rev.                                      5.50%         5/1/2009                        10,000           11,426
California State Dept. Water Resources Power
 Supply Rev.                                      5.50%         5/1/2010                         3,500            4,008
California State Dept. Water Resources Power
 Supply Rev.                                      5.50%         5/1/2011                         7,000            8,056
California State Dept. Water Resources Power
 Supply Rev.                                      6.00%         5/1/2013                        18,000           21,600
California State Dept. Water Resources Power
 Supply Rev. VRDO                                 1.25%         6/2/2003 LOC                    25,000           25,000
California State Dept. Water Resources Power
 Supply Rev. VRDO                                 1.30%         6/2/2003 LOC                     7,200            7,200
California State Univ.                           5.375%        11/1/2014 (3)                     5,390            6,375
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Seascape) PUT         5.25%         6/1/2008                         2,000            2,143
California Statewide Community Dev. Auth. Rev.
 (Catholic Healthcare West)                       6.00%         7/1/2009                         3,060            3,480
California Statewide Community Dev. Auth. Rev.
 (Children's Hosp. of Los Angeles) COP            6.00%         6/1/2008 (1)                     1,000            1,179
California Statewide Community Dev. Auth. Rev.
 (Children's Hosp. of Los Angeles) COP            6.00%         6/1/2009 (1)                     3,615            4,317
California Statewide Community Dev. Auth. Rev.
 (Children's Hosp. of Los Angeles) COP            6.00%         6/1/2011 (1)                     2,365            2,865
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                          4.90%        5/15/2008                         1,440            1,569
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                          5.05%        5/15/2008                         2,500            2,697
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                          5.25%        5/15/2013                         5,545            5,914
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente) PUT                          3.85%         8/1/2006                        35,390           37,091
California Statewide Community Dev. Auth. Rev.
 (Los Angeles Orthopaedic Hosp. Foundation)      5.125%         6/1/2013 (2)                     1,530            1,698
California Statewide Community Dev. Auth. Rev.
 (Los Angeles Orthopaedic Hosp. Foundation)       5.25%         6/1/2014 (2)                     1,610            1,796
California Statewide Community Dev. Auth. Rev.
 (Memorial Health Services)                       6.00%        10/1/2013                         6,920            8,134
California Statewide Community Dev. Auth. Rev.
 (Memorial Health Services)                       6.00%        10/1/2014                         5,335            6,200
California Statewide Community Dev. Auth. Rev.
 (Memorial Health Services)                       6.00%        10/1/2015                         7,780            8,939
California Statewide Community Dev. Auth. Rev.
 (Republic Services Inc.)                         4.95%        12/1/2012                         9,000            9,131
California Statewide Community Dev. Auth. Rev.
 (Sherman Oaks Foundation)                        5.50%         8/1/2015 (2)                     4,685            5,345
California Statewide Community Dev. Auth. Rev.
 (Waste Management Inc.) PUT                      4.95%         4/1/2004                         4,500            4,588
California Veterans GO                            5.15%        12/1/2009                        11,000           12,174
California Veterans GO                            4.85%        12/1/2011                         1,750            1,904
California Veterans GO                            5.40%        12/1/2014                         5,000            5,376
Calleguas-Las Virgines CA Muni. Water Dist. Rev. 5.125%         7/1/2003 (3)(Prere.)             1,440            1,474
Capistrano CA Unified Public Schools Rev.         6.00%         9/1/2004 (2)                     2,160            2,291

24

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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Capistrano CA Unified Public Schools Rev.         6.00%         9/1/2005 (2)                     2,395            2,652
Chino Basin CA Regional Financing Auth. Rev.
 (Muni. Water Dist. Sewer System)                 6.50%         8/1/2010 (2)                     3,095            3,829
Chula Vista CA IDR (San Diego Gas & Electric)
 PUT                                              7.00%        12/1/2005                        30,000           33,434
Clovis CA Unified School Dist. GO                 0.00%         8/1/2004 (3)(ETM) LOC            5,000            4,933
Clovis CA Unified School Dist. GO                 0.00%         8/1/2005 (3)(ETM)                5,000            4,862
Clovis CA Unified School Dist. GO                 0.00%         8/1/2011 (3)                     2,675            2,031
Clovis CA Unified School Dist. GO                 0.00%         8/1/2012 (3)                     4,715            3,415
Coast CA Community College Dist. GO               5.00%         8/1/2016 (1)                     4,060            4,581
Compton CA Unified School Dist. GO                5.25%         9/1/2014 (1)                     1,125            1,323
Compton CA Unified School Dist. GO                5.25%         9/1/2015 (1)                     1,295            1,509
Compton CA Unified School Dist. GO                5.25%         9/1/2016 (1)                     1,460            1,687
Compton CA Unified School Dist. GO                5.25%         9/1/2017 (1)                     1,645            1,885
Contra Costa CA (Merrithew Memorial Hosp.) COP    5.25%        11/1/2003 (1)                     3,230            3,286
Contra Costa CA (Merrithew Memorial Hosp.) COP    6.00%        11/1/2007 (1)                     2,000            2,344
Contra Costa CA Water Dist. Rev.                  5.00%        10/1/2017 (4)                     7,015            7,793
Culver City CA Redev. Financing Auth.            5.375%        11/1/2016 (4)                     3,260            3,722
East Bay CA Muni. Util. Dist. Water System Rev.   5.00%         6/1/2014 (3)                     2,575            2,844
East Bay CA Muni. Util. Dist. Water System Rev.   5.25%         6/1/2014 (1)                     3,775            4,296
East Whittier CA City School Dist. GO             5.75%         8/1/2017 (3)                     1,670            2,068
El Dorado County CA Public Agency Finance
 Auth. Rev                                        5.60%        2/15/2012 (3)                     3,900            4,349
El Dorado County CA Public Agency Finance
 Auth. Rev.                                       5.50%        2/15/2021 (3)                     2,420            2,675
Elsinore Valley CA Muni. Water Dist. COP          6.00%         7/1/2012 (3)                     1,000            1,233
Foothill/Eastern Corridor Agency California
 Toll Road Rev.                                   5.25%        1/15/2013 (1)                     5,000            5,693
Foothill/Eastern Corridor Agency California
 Toll Road Rev.                                  5.375%        1/15/2015 (1)*                    5,000            5,709
Foothill-De Anza CA Community College Dist. GO    6.00%         8/1/2010 (Prere.)                1,150            1,421
Foothill-De Anza CA Community College Dist. GO    6.00%         8/1/2010 (Prere.)                1,235            1,526
Foothill-De Anza CA Community College Dist. GO    6.00%         8/1/2011                         1,330            1,603
Foothill-De Anza CA Community College Dist. GO    5.00%         8/1/2014 (3)                     2,090            2,378
Fresno CA Airport Rev.                            6.00%         7/1/2013 (4)                     2,975            3,441
Fresno CA Airport Rev.                            6.00%         7/1/2015 (4)                     2,290            2,650
Glendale CA School Dist. GO                       5.75%         9/1/2017 (3)                     3,790            4,365
Imperial Irrigation Dist. of California
 (Electric System) COP                            5.20%        11/1/2009 (1)                     7,900            9,199
Intermodal Container Transfer Fac. Joint Power
 Auth. California Rev.                            5.00%        11/1/2010 (2)                     1,470            1,697
Intermodal Container Transfer Fac. Joint Power
 Auth. California Rev.                            5.00%        11/1/2011 (2)                     1,665            1,925
Intermodal Container Transfer Fac. Joint Power
 Auth. California Rev.                           5.125%        11/1/2012 (2)                     2,540            2,973
Intermodal Container Transfer Fac. Joint Power
 Auth. California Rev.                           5.125%        11/1/2013 (2)                     1,870            2,203
Irvine CA Assessment Dist. Improvement Bonds VRDO 1.30%         6/2/2003  LOC                    3,800            3,800
Irvine CA Public Fac. & Infrastructure Auth.
 Assessment Rev.                                  4.60%         9/2/2015 (2)                     2,925            3,020
Irvine CA Public Fac. & Infrastructure Auth.
 Assessment Rev.                                  4.70%         9/2/2016 (2)                     3,045            3,143
Kern CA Community College District GO             5.00%        11/1/2017 (3)                     2,210            2,479
Kern CA Community College District GO             5.00%        11/1/2018 (3)                     2,655            2,954
La Mesa-Spring Valley CA School Dist. GO         5.375%         8/1/2015 (3)                     1,040            1,209
La Mesa-Spring Valley CA School Dist. GO         5.375%         8/1/2016 (3)                     1,200            1,385
La Mesa-Spring Valley CA School Dist. GO         5.375%         8/1/2017 (3)                     1,380            1,581
La Quinta CA Redev. Agency (Tax Allocation)       8.00%         9/1/2003 (1)                     1,325            1,348
Long Beach CA Finance Auth. Lease Rev.            6.00%        11/1/2009 (2)                     3,735            4,524
Long Beach CA Finance Auth. Lease Rev.            6.00%        11/1/2010 (2)                     3,860            4,703

25

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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND     COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Long Beach CA Finance Auth. Lease Rev.            6.00%        11/1/2017 (2)                     3,670            4,630
Long Beach CA Finance Auth. Lease Rev.
 (Aquarium of the South Pacific)                  5.50%        11/1/2014 (2)                     3,435            4,007
Long Beach CA Finance Auth. Lease Rev.
 (Rainbow Harbor)                                 5.25%         5/1/2014 (2)                     2,035            2,312
Long Beach CA Harbor Rev.                         8.00%        5/15/2004 (1)                     3,305            3,515
Long Beach CA Harbor Rev.                         5.50%        5/15/2007                         7,670            8,634
Long Beach CA Harbor Rev.                         5.50%        5/15/2008                         8,095            9,207
Long Beach CA Harbor Rev.                         5.50%        5/15/2009                         8,540            9,775
Long Beach CA Harbor Rev.                         6.00%        5/15/2009 (3)                     2,770            3,249
Long Beach CA Harbor Rev.                         6.00%        5/15/2010 (3)                     3,200            3,769
Long Beach CA Harbor Rev.                         6.00%        5/15/2011 (3)                     1,000            1,190
Long Beach CA Harbor Rev.                         5.75%        5/15/2012                        10,050           11,521
Long Beach CA Harbor Rev.                         6.00%        5/15/2012 (3)                     4,000            4,800
Long Beach CA Harbor Rev.                         6.00%        5/15/2013 (3)                     6,700            8,075
Long Beach CA Harbor Rev.                         6.00%        5/15/2014 (3)                     7,405            9,051
Los Angeles CA Community College Dist. GO         5.50%         8/1/2013 (1)                     6,250            7,325
Los Angeles CA Convention & Exhibit Center Auth.
 Lease Rev.                                       6.00%        8/15/2010 (1)                    10,975           13,315
Los Angeles CA Convention & Exhibit Center Auth.
 Lease Rev.                                      6.125%        8/15/2011 (1)                     1,300            1,603
Los Angeles CA COP                                5.00%         4/1/2014 (2)                     1,435            1,624
Los Angeles CA COP                                5.00%         4/1/2015 (2)                     1,560            1,749
Los Angeles CA COP                                5.00%         4/1/2016 (2)                     1,725            1,919
Los Angeles CA COP                                5.00%         4/1/2018 (2)                     1,950            2,138
Los Angeles CA Dept. of Airports Rev.             5.00%        5/15/2011 (1)                    13,255           15,190
Los Angeles CA Dept. of Airports Rev.             5.00%        5/15/2013 (1)                    10,500           12,178
Los Angeles CA Dept. of Airports Rev.             5.25%        5/15/2017 (3)                     6,800            7,658
Los Angeles CA Dept. of Water & Power Rev.        5.25%         7/1/2012 (1)                    35,000           40,480
Los Angeles CA Dept. of Water & Power Rev.       5.125%       10/15/2013 (1)                     3,500            3,967
Los Angeles CA Dept. of Water & Power Rev.        5.25%         7/1/2015 (1)                     4,600            5,218
Los Angeles CA Dept. of Water & Power Rev.        5.00%       10/15/2015 (1)                    10,000           11,123
Los Angeles CA Dept. of Water & Power Rev.        5.00%       10/15/2017 (1)                     7,600            8,363
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.30%         6/2/2003                         1,800            1,800
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.30%         6/2/2003                         5,400            5,400
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.20%         6/9/2003                         1,700            1,700
Los Angeles CA GO                                 5.00%         9/1/2011 (1)(Prere.)             9,315           10,843
Los Angeles CA GO                                 5.25%         9/1/2012 (3)                     2,000            2,356
Los Angeles CA GO                                 5.25%         9/1/2013 (1)                     7,610            9,037
Los Angeles CA GO                                 5.00%         9/1/2018 (1)                     2,000            2,183
Los Angeles CA Harbor Dept. Rev.                  5.50%         8/1/2007                         3,000            3,328
Los Angeles CA Harbor Dept. Rev.                  5.25%        11/1/2008                         4,195            4,594
Los Angeles CA Harbor Dept. Rev.                  5.50%         8/1/2010 (2)                     2,750            3,165
Los Angeles CA Harbor Dept. Rev.                 5.875%         8/1/2010                         6,000            6,841
Los Angeles CA Harbor Dept. Rev.                  5.90%         8/1/2011                         7,385            8,266
Los Angeles CA Harbor Dept. Rev.                  5.50%         8/1/2015 (2)                     1,625            1,826
Los Angeles CA Muni. Improvement Corp. Lease Rev. 5.00%         9/1/2012 (3)                     7,480            8,648
Los Angeles CA Unified School Dist. GO           5.375%         7/1/2008 (3)(Prere.)             7,000            8,219
Los Angeles CA Unified School Dist. GO           5.375%         7/1/2008 (3)(Prere.)             3,000            3,522
Los Angeles CA Unified School Dist. GO            5.25%         7/1/2009 (1)(Prere.)             5,175            6,113
Los Angeles CA Unified School Dist. GO           5.625%         7/1/2009 (1)(Prere.)             5,000            6,013
Los Angeles CA Unified School Dist. GO           5.625%         7/1/2009 (1)(Prere.)             5,000            6,013
Los Angeles CA Unified School Dist. GO           5.625%         7/1/2009 (1)(Prere.)             6,615            7,955
Los Angeles CA Unified School Dist. GO            5.50%         7/1/2010 (3)(Prere.)             9,160           10,928
Los Angeles CA Unified School Dist. GO            5.50%         7/1/2010 (3)(Prere.)            10,140           12,097

26

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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Los Angeles CA Unified School Dist. GO            5.50%         7/1/2011 (1)                    16,525           19,602
Los Angeles CA Unified School Dist. GO            5.50%         7/1/2012 (1)                     5,240            6,261
Los Angeles CA Unified School Dist. GO            6.00%         7/1/2012 (3)                     1,470            1,814
Los Angeles CA Unified School Dist. GO            5.75%         7/1/2013 (1)                     1,000            1,228
Los Angeles CA Unified School Dist. GO            6.00%         7/1/2013 (3)                     3,745            4,683
Los Angeles CA Unified School Dist. GO            5.25%         7/1/2014 (1)(Prere.)             7,715            9,054
Los Angeles CA Unified School Dist. GO            5.75%         7/1/2014 (1)                    15,000           18,404
Los Angeles CA Unified School Dist. GO            6.00%         7/1/2014 (3)                     1,440            1,799
Los Angeles CA Unified School Dist. GO            5.00%         7/1/2016 (4)                     3,000            3,382
Los Angeles CA Unified School Dist. GO            5.00%         7/1/2017 (4)                     5,000            5,592
Los Angeles CA Wastewater System Rev.             5.75%         6/2/2003 (1)(Prere.)             7,960            8,120
Los Angeles CA Wastewater System Rev.            5.375%         6/1/2013 (1)                     5,000            5,972
Los Angeles County CA Capital Asset Leasing
 Corp. Rev.                                       6.00%        12/1/2011 (2)                     2,360            2,904
Los Angeles County CA Capital Asset Leasing
 Corp. Rev.                                       6.00%        12/1/2013 (2)                     2,760            3,462
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   4.75%         7/1/2003 (2)(Prere.)             4,770            4,881
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   9.00%         7/1/2006 (1)                     4,380            5,364
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   5.25%         7/1/2011 (4)                     8,570            9,789
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   6.00%         7/1/2011 (2)                     2,745            3,352
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   5.25%         7/1/2012 (1)                     2,775            3,118
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   5.25%         7/1/2014 (1)                     7,000            7,850
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   5.25%         7/1/2014 (4)                    14,000           16,117
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   5.00%         7/1/2016 (4)                     8,410            9,482
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   5.00%         7/1/2017 (4)                    10,000           11,184
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   5.50%         7/1/2017 (2)                     1,500            1,642
Los Angeles County CA Public Works Financing
 Auth. Rev.                                      5.125%         9/1/2008 (1)                     3,555            4,020
Los Angeles County CA Public Works Financing
 Auth. Rev.                                       5.25%         9/1/2015 (1)                     1,000            1,119
Los Angeles County CA Public Works Financing
 Auth. Rev.                                       5.00%        10/1/2016 (1)                    10,000           11,047
Los Angeles County CA Schools COP                 0.00%         8/1/2009 (2)                     1,890            1,586
Los Angeles County CA Schools COP                 0.00%         8/1/2011 (2)                     1,945            1,476
Los Angeles County CA Schools COP                 0.00%         8/1/2013 (2)                     2,010            1,379
Metro. Water Dist. of Southern California Rev.    8.00%         7/1/2008                         2,000            2,580
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.10%         6/9/2003                         1,400            1,400
Modesto CA Irrigation Dist. COP                   5.00%         7/1/2017 (1)                     3,165            3,540
Modesto CA Irrigation Dist. Finance Auth. Rev.   5.125%         9/1/2015 (2)                     4,365            4,904
Mojave CA Water Agency COP                        5.45%         9/1/2015 (1)                     6,150            7,021
MSR California Public Power Agency
 (San Juan Project)                               5.00%         7/1/2009 (1)                     1,840            2,109
MSR California Public Power Agency
 (San Juan Project)                               5.00%         7/1/2013 (1)                     1,500            1,698
MSR California Public Power Agency
 (San Juan Project)                              5.375%         7/1/2013 (1)                     2,500            2,818
MSR California Public Power Agency
 (San Juan Project)                               6.75%         7/1/2020 (1)(ETM)                2,735            3,572
Mt. Diablo CA Unified School Dist. GO             5.00%         8/1/2014 (4)                     2,020            2,287
Mt. Diablo CA Unified School Dist. GO             5.00%         8/1/2015 (4)                     2,110            2,368
Mt. Diablo CA Unified School Dist. GO             5.00%         8/1/2016 (4)                     2,210            2,462
New Haven CA Unified School Dist. GO             12.00%         8/1/2012 (4)                     3,440            5,848
New Haven CA Unified School Dist. GO             12.00%         8/1/2015 (4)                     2,905            5,246
Newark CA Unified School Dist. GO                 0.00%         8/1/2008 (4)                     1,685            1,479
Newark CA Unified School Dist. GO                 0.00%         8/1/2009 (4)                     1,065              894
Newark CA Unified School Dist. GO                 0.00%         8/1/2010 (4)                     1,000              799
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO  1.23%         6/2/2003                        13,110           13,110
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO  1.30%         6/2/2003                         3,000            3,000
North City West CA Community Dist.                6.00%         9/1/2005 (4)                     1,510            1,672
North City West CA Community Dist.                6.00%         9/1/2006 (4)                     1,600            1,831
North City West CA Community Dist.                6.00%         9/1/2007 (4)                     1,695            1,970

27
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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND     COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
North City West CA Community Dist.                5.75%         9/1/2015 (4)                     2,000            2,277
North Orange County CA Community College Dist.
  GO                                             5.375%         8/1/2018 (1)                     2,000            2,291
Northern California Power Agency Rev.             5.25%         8/1/2015 (2)                     2,000            2,258
Oakland CA COP                                    5.00%         4/1/2011 (2)                     1,855            2,125
Oakland CA COP                                    5.00%         4/1/2012 (2)                     3,145            3,617
Oakland CA Joint Powers Financing Auth. Lease Rev.
 (Oakland Convention Center)                      5.50%        10/1/2012 (2)                     3,000            3,599
Oakland CA Joint Powers Financing Auth. Lease Rev.
 (Oakland Convention Center)                      5.50%        10/1/2013 (2)                     1,500            1,813
Oakland CA Redev. Agency (Central Dist.)          5.50%         9/1/2013 (3)                     3,990            4,790
Oakland CA Redev. Agency (Central Dist.)          5.50%         9/1/2015 (3)                     3,790            4,480
Oakland CA Redev. Agency (Central Dist.)          5.50%         9/1/2016 (3)                     6,210            7,290
Ontario Montclair CA School Dist. COP PUT         3.80%        8/31/2007 (4)                     8,955            8,968
Orange County CA Airport Rev.                     5.50%         7/1/2004 (1)                     3,555            3,713
Orange County CA Airport Rev.                     6.00%         7/1/2005 (1)                     4,020            4,382
Orange County CA Airport Rev.                     6.00%         7/1/2006 (1)                     9,565           10,759
Orange County CA Airport Rev.                    5.375%         7/1/2009 (1)                     1,950            2,172
Orange County CA Airport Rev.                     5.00%         7/1/2011 (4)                     3,165            3,641
Orange County CA Airport Rev.                     5.50%         7/1/2011 (1)                     3,580            4,007
Orange County CA Airport Rev.                     5.00%         7/1/2017 (4)                     1,725            1,929
Orange County CA Airport Rev.                     5.00%         7/1/2018 (4)                     1,500            1,664
Orange County CA Dev. Agency Tax Allocation       5.25%         9/1/2014 (1)                     1,415            1,633
Orange County CA Dev. Agency Tax Allocation       5.25%         9/1/2015 (1)                     1,485            1,700
Orange County CA Dev. Agency Tax Allocation      5.375%         9/1/2016 (1)                     1,570            1,803
Orange County CA Dev. Agency Tax Allocation       5.00%         9/1/2018 (1)                     1,635            1,798
Orange County CA Local Transp. Auth. Sales
 Tax Rev.                                         5.00%        2/15/2011 (2)                     3,250            3,713
Orange County CA Local Transp. Auth. Sales
 Tax Rev.                                         5.70%        2/15/2011 (2)                    15,445           18,412
Orange County CA Recovery COP                     6.00%         7/1/2008 (1)                    10,980           13,012
Orange County CA Recovery COP                     6.00%         6/1/2010 (1)                     3,800            4,593
Orange County CA Sanitation Dist. COP VRDO        1.25%         6/2/2003                         1,660            1,660
Orange County CA Sanitation Dist. COP VRDO        1.10%         6/9/2003 (2)                     4,875            4,875
Palomar Pomerado Health System California Rev.   5.375%        11/1/2010 (1)                     2,670            3,067
Palomar Pomerado Health System California Rev.   5.375%        11/1/2012 (1)                     7,080            8,000
Pasadena CA COP
 (City Hall & Park Improvement Project) VRDO      1.15%         6/9/2003 (2)                     4,000            4,000
Pasadena CA Electric Rev.                         5.00%         6/1/2017 (1)                     2,320            2,570
Pasadena CA Electric Rev.                         5.00%         6/1/2018 (1)                     2,535            2,787
Pomona Single Family Mortgage Rev.                7.60%         5/1/2023 (ETM)                  13,000           18,170
Port of Oakland CA Rev.                           5.50%        11/1/2008 (3)                     2,500            2,877
Port of Oakland CA Rev.                           5.50%        11/1/2009 (3)                     1,000            1,159
Port of Oakland CA Rev.                          5.375%        11/1/2010 (1)                     9,000            9,983
Port of Oakland CA Rev.                           5.50%        11/1/2010 (3)                     8,805           10,116
Port of Oakland CA Rev.                           5.00%        11/1/2011 (3)                     5,160            5,964
Port of Oakland CA Rev.                           5.50%        11/1/2011 (1)                     5,850            6,608
Port of Oakland CA Rev.                           5.00%        11/1/2012 (1)                     7,020            7,910
Port of Oakland CA Rev.                           5.00%        11/1/2012 (3)                     2,650            3,075
Port of Oakland CA Rev.                           5.25%        11/1/2013 (3)                     7,150            8,397
Port of Oakland CA Rev.                           5.00%        11/1/2014 (1)                     8,090            8,940
Port of Oakland CA Rev.                           5.25%        11/1/2014 (3)                     5,000            5,819
Port of Oakland CA Rev.                           5.25%        11/1/2015 (3)                     5,000            5,771
Port of Oakland CA Rev.                           5.25%        11/1/2016 (3)                     6,300            7,211
Rancho CA Water Dist. Finance Auth. Rev.         5.875%        11/1/2010 (3)                     3,000            3,370

28

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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Rancho CA Water Dist. Finance Auth. Rev. PUT      3.00%         8/1/2004 (3)                    10,000           10,225
Redding CA Electric System COP                   5.375%         6/1/2014 (2)                     1,500            1,671
Redding CA Electric System COP                   5.375%         6/1/2015 (2)                     1,500            1,670
Redding CA Electric System COP                   5.375%         6/1/2016 (2)                     2,080            2,311
Riverside CA Electric Rev.                       5.375%        10/1/2013 (2)                     5,895            6,763
Riverside County CA Mortgage Rev.                 8.35%         6/1/2013 (ETM)                   6,650            9,336
Roseville CA Water Util. Rev. COP                 5.20%        12/1/2015 (3)                     5,000            5,641
Sacramento CA Cogeneration Auth. Rev.             5.25%         7/1/2011 (1)                     4,730            5,377
Sacramento CA Cogeneration Auth. Rev.             5.25%         7/1/2014 (1)                     5,500            6,238
Sacramento CA Cogeneration Auth. Rev.             5.25%         7/1/2015 (1)                     5,755            6,522
Sacramento CA Cogeneration Auth. Rev.             5.00%         7/1/2017 (1)                     4,760            5,231
Sacramento CA County Sanitation Dist.
 Financing Auth.                                  6.00%        12/1/2013                         2,500            3,030
Sacramento CA County Sanitation Dist.
 Financing Auth.                                  6.00%        12/1/2015                         2,500            3,011
Sacramento CA Financing Auth. Lease Rev.          5.00%        11/1/2014 (1)                     4,170            4,801
Sacramento CA Financing Auth. Lease Rev.         5.375%        12/1/2014 (4)                     6,025            7,086
Sacramento CA Muni. Util. Dist. Rev.              5.75%         1/1/2004 (1)(Prere.)             4,255            4,457
Sacramento CA Muni. Util. Dist. Rev.              5.75%         1/1/2010 (1)                       745              779
Sacramento CA Muni. Util. Dist. Rev.              5.10%         7/1/2013 (2)                     2,850            3,203
Sacramento CA Muni. Util. Dist. Rev.              5.25%        8/15/2013 (4)                     1,000            1,155
Sacramento CA Muni. Util. Dist. Rev.              5.25%        8/15/2014 (4)                     2,500            2,850
Sacramento CA Muni. Util. Dist. Rev.             5.125%         7/1/2015 (1)                     8,270            9,281
Sacramento County CA Airport Rev.                 5.00%         7/1/2013 (4)                     1,005            1,109
Sacramento County CA Airport Rev.                 5.25%         7/1/2014 (4)                     1,060            1,182
Sacramento County CA Airport Rev.                 5.25%         7/1/2017 (4)                     1,230            1,344
Sacramento County CA Public Fac. Finance Corp. COP
 (Main Detention Fac.)                            5.50%         6/1/2010 (1)(ETM)                5,500            6,369
Salinas Valley CA Solid Waste Auth. Rev.         5.625%         8/1/2014 (2)                     1,085            1,250
Salinas Valley CA Solid Waste Auth. Rev.         5.625%         8/1/2015 (2)                     1,150            1,317
Salinas Valley CA Solid Waste Auth. Rev.         5.625%         8/1/2016 (2)                     1,215            1,381
Salinas Valley CA Solid Waste Auth. Rev.         5.625%         8/1/2017 (2)                     1,285            1,451
Salinas Valley CA Solid Waste Auth. Rev.         5.625%         8/1/2018 (2)                     1,360            1,524
San Bernardino County CA Justice Center and
 Airport COP                                      5.00%         7/1/2014 (1)                     5,585            6,438
San Bernardino County CA Medical Center COP       5.00%         8/1/2003 (1)                     1,300            1,309
San Bernardino County CA Medical Center COP       5.50%         8/1/2006 (1)                     8,500            9,566
San Bernardino County CA Medical Center COP       5.50%         8/1/2007 (1)                     5,000            5,722
San Bernardino County CA Medical Center COP       5.50%         8/1/2017 (1)                     5,250            6,253
San Bernardino County CA Medical Center COP       6.50%         8/1/2017 (1)                     5,000            6,463
San Diego CA Financing Auth. Lease Rev.           5.25%         4/1/2012 (2)                     3,000            3,428
San Diego CA Financing Auth. Lease Rev.           5.25%         4/1/2014 (2)                     5,680            6,454
San Diego CA Unified School Dist. COP            5.375%         7/1/2003 (1)(ETM)               10,435           10,474
San Diego CA Unified School Dist. GO              0.00%         7/1/2009 (3)                     6,270            5,278
San Diego CA Unified School Dist. GO              0.00%         7/1/2014 (3)                     3,400            2,213
San Diego CA Water Util. Rev.                    5.375%         8/1/2008 (3)(Prere.)             2,000            2,352
San Diego CA Water Util. Rev.                    5.375%         8/1/2008 (3)(Prere.)             3,000            3,528
San Diego CA Water Util. Rev. COP                5.375%         8/1/2008 (3)(Prere.)             2,085            2,452
San Diego County CA Regional Transp. Auth.
 Sales Tax Rev.                                   6.00%         4/1/2004 (2)                     3,000            3,123
San Francisco CA Bay Area Rapid Transit Rev.      5.55%         7/1/2005 (3)(Prere.)             2,260            2,491
San Francisco CA City & County COP
 (San Bruno Jail)                                 5.25%        10/1/2014 (2)                     2,860            3,261
San Francisco CA City & County COP
 (San Bruno Jail)                                5.125%        10/1/2017 (2)                     1,000            1,111
San Francisco CA City & County Finance Corp.
 Lease Rev. (Moscone Center Expansion) VRDO       1.10%         6/9/2003 (2)                     5,080            5,080
San Francisco CA City & County International
 Airport Rev.                                     5.00%         5/1/2004 (1)                     3,500            3,620

29

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND     COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2006 (3)(Prere.)             2,880            3,256
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2006 (3)(Prere.)             3,080            3,482
San Francisco CA City & County International
 Airport Rev.                                     6.00%         5/1/2007 (1)                     2,645            3,021
San Francisco CA City & County International
 Airport Rev.                                     5.25%         5/1/2008 (4)(Prere.)             2,250            2,621
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2008 (4)                     3,000            3,406
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2008 (4)(Prere.)             2,135            2,512
San Francisco CA City & County International
 Airport Rev.                                     6.25%         5/1/2008 (1)                     2,190            2,559
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2009 (1)                     2,945            3,325
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2009 (4)                     3,110            3,511
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2009 (4)                     1,915            2,198
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2009 (4)                     3,000            3,390
San Francisco CA City & County International
 Airport Rev.                                     5.00%         5/1/2010 (3)                     5,140            5,886
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2010 (1)                     4,335            4,957
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2010 (3)                     2,000            2,266
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2010 (4)                     3,280            3,653
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2010 (4)                     2,020            2,311
San Francisco CA City & County International
 Airport Rev.                                     5.25%         5/1/2011 (3)                     4,150            4,596
San Francisco CA City & County International
 Airport Rev.                                     5.00%         5/1/2012 (3)                     2,065            2,270
San Francisco CA City & County International
 Airport Rev.                                     5.25%         5/1/2012 (3)                     4,380            4,822
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2012 (4)                     3,650            4,075
San Francisco CA City & County International
 Airport Rev.                                     5.00%         5/1/2013 (3)                     2,230            2,430
San Francisco CA City & County International
 Airport Rev.                                     5.25%         5/1/2013 (1)                     2,430            2,830
San Francisco CA City & County International
 Airport Rev.                                     5.25%         5/1/2013 (2)                     3,570            3,932
San Francisco CA City & County International
 Airport Rev.                                     5.00%         5/1/2014 (3)                     2,340            2,532
San Francisco CA City & County International
 Airport Rev.                                     5.25%         5/1/2014 (1)                     3,185            3,677
San Francisco CA City & County International
 Airport Rev.                                     5.50%         5/1/2014 (4)                     4,065            4,531
San Francisco CA City & County International
 Airport Rev.                                     5.25%         5/1/2015 (1)                     4,015            4,599
San Francisco CA City & County Redev. Agency
 Lease Rev. (Moscone Center)                      5.00%         7/1/2016 (4)                     3,270            3,628
San Francisco CA City & County Redev. Agency
 Lease Rev. (Moscone Center)                      5.00%         7/1/2017 (4)                     1,695            1,868
San Francisco CA City & County Water Rev.         5.00%        11/1/2013 (1)                     7,430            8,562
San Francisco CA City & County Water Rev.         5.00%        11/1/2017 (1)                     4,865            5,409
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                                   0.00%        1/15/2006 (1)(Prere.)            10,000            9,562
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                                   0.00%        1/15/2011 (1)                     7,140            5,521
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                                   0.00%        1/15/2014 (1)                     5,500            3,645
San Jose CA Airport Rev.                         5.375%         3/1/2013 (4)                     4,945            5,835
San Jose CA Airport Rev.                         5.375%         3/1/2014 (4)                     7,550            8,836
San Jose CA Airport Rev.                         5.375%         3/1/2015 (4)                     7,950            9,235
San Jose CA Financing Auth. Lease Rev.            5.00%         9/1/2013 (1)                     9,570           10,870
San Jose CA Unified School Dist. GO               5.50%         8/1/2012 (3)                     1,930            2,251
San Jose CA Unified School Dist. GO               5.50%         8/1/2013 (3)                     1,950            2,278
San Jose CA Unified School Dist. GO               5.25%         8/1/2014 (4)                     2,540            2,895
San Jose CA Unified School Dist. GO               5.60%         8/1/2014 (3)                     2,685            3,144
San Jose CA Unified School Dist. GO               5.25%         8/1/2015 (4)                     2,790            3,167
San Jose CA Unified School Dist. GO               5.60%         8/1/2015 (3)                     2,745            3,209
San Mateo CA Redev. Auth. Tax Allocation          4.75%         8/1/2010                         1,375            1,532
San Mateo CA Redev. Auth. Tax Allocation          4.75%         8/1/2011                         1,255            1,395
San Mateo CA Redev. Auth. Tax Allocation          5.00%         8/1/2012                         1,000            1,119
San Mateo CA Redev. Auth. Tax Allocation          5.20%         8/1/2015                         2,045            2,268
San Mateo CA Redev. Auth. Tax Allocation          5.25%         8/1/2016                         2,225            2,460
San Mateo CA Unified High School Dist. GO         0.00%         9/1/2010 (3)                     1,200              956

30

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
San Mateo CA Unified High School Dist. GO         0.00%         9/1/2012 (3)                     1,180              852
San Mateo CA Unified High School Dist. GO         0.00%         9/1/2013 (3)                     1,715            1,175
San Mateo CA Unified High School Dist. GO         0.00%         9/1/2014 (3)                     1,500              970
San Mateo County CA Community College Dist. GO    5.00%         9/1/2014 (3)                     3,000            3,416
San Mateo County CA Community College Dist. GO   5.375%         9/1/2015 (3)                     1,300            1,512
San Mateo County CA Community College Dist. GO   5.375%         9/1/2018 (3)                     1,515            1,726
San Mateo County CA Transp. Dist. Sales Tax Rev.  5.25%         6/1/2013 (4)                     1,865            2,124
San Mateo County CA Transp. Dist. Sales Tax Rev.  5.25%         6/1/2014 (4)                     4,275            4,863
San Ramon Valley CA Unified School Dist. GO       0.00%         7/1/2007 (3)                     3,950            3,609
Santa Ana CA Community Redev. Agency
 Tax Allocation (South Main Street)               5.00%         9/1/2017 (3)                     2,550            2,851
Santa Ana CA Community Redev. Agency
 Tax Allocation (South Main Street)               5.00%         9/1/2018 (3)                     2,685            2,978
Santa Ana CA Finance Auth. Rev.                  5.375%         9/1/2009 (1)                     3,040            3,535
Santa Ana CA Finance Auth. Rev.                  5.375%         9/1/2010 (1)                     1,600            1,827
Santa Barbara County CA COP                       5.25%        12/1/2012 (2)                     1,000            1,179
Santa Barbara County CA COP                       5.25%        12/1/2013 (2)                     2,355            2,763
Santa Barbara County CA COP                       5.25%        12/1/2015 (2)                     1,065            1,230
Santa Barbara County CA COP                       5.25%        12/1/2016 (2)                     1,760            2,017
Santa Barbara County CA COP                       5.00%        12/1/2018 (2)                     1,945            2,155
Santa Clara County CA Financing Auth. Lease Rev.  7.75%       11/15/2010 (2)                     4,500            5,996
Santa Clara County CA Financing Auth. Lease Rev.  5.50%        5/15/2011 (2)                     4,535            5,310
Santa Clara County CA Financing Auth. Lease Rev.  7.75%       11/15/2011 (2)                     1,000            1,361
Santa Clara County CA Financing Auth. Lease Rev.  5.50%        5/15/2012 (2)                     4,785            5,560
Santa Clara County CA Financing Auth. Lease Rev.  5.00%       11/15/2017 (2)                     5,500            6,055
Santa Margarita/Dana Point CA Auth. Rev.          5.50%         8/1/2008 (2)                     3,345            3,853
Santa Margarita/Dana Point CA Auth. Rev.          5.50%         8/1/2009 (2)                     3,860            4,423
Santa Margarita/Dana Point CA Auth. Rev.          7.25%         8/1/2009 (1)                     2,000            2,544
Santa Margarita/Dana Point CA Auth. Rev.          5.50%         8/1/2010 (2)                     2,245            2,573
Santa Margarita/Dana Point CA Auth. Rev.          7.25%         8/1/2010 (1)                     4,630            5,975
Santa Margarita/Dana Point CA Auth. Rev.          7.25%         8/1/2011 (1)                     1,640            2,156
South Orange County CA Public Finance Auth. Rev.  9.50%        8/15/2004 (3)                     4,395            4,831
South Orange County CA Public Finance Auth. Rev.  7.00%         9/1/2005 (1)                     3,440            3,882
South Orange County CA Public Finance Auth. Rev.  7.00%         9/1/2007 (1)                     1,000            1,206
South Orange County CA Public Finance Auth. Rev.  7.00%         9/1/2008 (1)                     5,610            6,940
South Orange County CA Public Finance Auth. Rev.  7.00%         9/1/2009 (1)                     5,000            6,300
South Orange County CA Public Finance Auth. Rev.  7.00%         9/1/2010 (1)                     3,300            4,211
South Orange County CA Public Finance Auth. Rev.  7.00%         9/1/2011 (1)                     3,490            4,527
South Orange County CA Public Finance Auth. Rev. 5.375%        8/15/2012 (4)                     5,605            6,455
South Orange County CA Public Finance Auth. Rev.  5.25%        8/15/2013 (2)                     2,290            2,612
South Placer CA Wastewater Auth. Rev.             5.50%        11/1/2011 (3)                       660              779
South Placer CA Wastewater Auth. Rev.             5.50%        11/1/2012 (3)                     1,640            1,920
South Placer CA Wastewater Auth. Rev.             5.50%        11/1/2013 (3)                     2,190            2,569
South Placer CA Wastewater Auth. Rev.             5.50%        11/1/2014 (3)                     1,000            1,170
Southern California Public Power Auth. Rev.
 (Palo Verde Project) VRDO                        1.10%         6/9/2003 (2)                     3,700            3,700
Southern California Public Power Auth. Rev.
 (San Juan Unit)                                  5.50%         1/1/2013 (4)                     3,500            4,192
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                      1.10%         6/9/2003 (4)                     3,400            3,400
Southern California Public Power Auth. Rev.
  (Transmission Project) VRDO                     1.10%         6/9/2003 (2)LOC                  2,300            2,300
Tamalpais CA Unified High School Dist. GO         5.00%         8/1/2014 (4)                     1,780            2,016

31

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND     COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Tamalpais CA Unified High School Dist. GO         5.00%         8/1/2015 (4)                     1,855            2,082
Tamalpais CA Unified High School Dist. GO         5.00%         8/1/2016 (4)                     1,930            2,150
Tamalpais CA Unified High School Dist. GO         5.00%         8/1/2017 (4)                     2,015            2,230
Tri-City CA Hosp. Dist.                           5.50%        2/15/2008 (1)                     3,805            4,281
Tri-City CA Hosp. Dist.                           5.50%        2/15/2009 (1)                     2,665            2,957
Tri-City CA Hosp. Dist.                          5.625%        2/15/2011 (1)                     2,970            3,305
Tri-City CA Hosp. Dist.                          5.625%        2/15/2012 (1)                     1,880            2,092
Tulare County CA COP                              5.70%       11/15/2003 (1)                     1,000            1,021
Tulare County CA COP                              5.80%       11/15/2004 (1)                     1,000            1,068
Tulare County CA COP                              5.00%        8/15/2015 (1)                     6,460            7,478
Univ. of California Rev. (Medical Center)        5.625%         7/1/2006 (2)(Prere.)             6,660            7,592
Univ. of California Rev. (Multiple Purpose
 Project)                                        10.00%         9/1/2003 (2)                     2,000            2,044
Univ. of California Rev. (Multiple Purpose
 Project)                                        12.00%         9/1/2003 (2)                     2,000            2,054
Univ. of California Rev. (Multiple Purpose
 Project)                                         5.00%         9/1/2013                         1,000            1,099
Univ. of California Rev. (Multiple Purpose
 Project)                                        5.125%         9/1/2013 (3)                     3,150            3,572
Univ. of California Rev. (Multiple Purpose
 Project)                                         5.00%         9/1/2014                         8,485            9,259
Univ. of California Rev. (San Diego Medical
 Center)                                         5.125%        12/1/2014 (4)                     4,290            4,859
Univ. of California Rev. (San Diego Medical
 Center)                                         5.125%        12/1/2015 (4)                     4,515            5,034
Ventura County CA Community College Dist. GO      5.00%         8/1/2014 (1)                     2,800            3,207
Ventura County CA Community College Dist. GO      5.00%         8/1/2016 (1)                     3,100            3,487
Ventura County CA Community College Dist. GO      5.00%         8/1/2017 (1)                     2,300            2,568
Ventura County CA COP Public Finance Auth.       5.375%        8/15/2013 (4)                     4,320            4,926
Vista CA Unified School Dist. GO                 5.375%         8/1/2015 (4)                     1,500            1,743
Vista CA Unified School Dist. GO                 5.375%         8/1/2016 (4)                     1,885            2,176
Vista CA Unified School Dist. GO                 5.375%         8/1/2017 (4)                     1,615            1,851
Whittier CA Insured Health Fac. Rev.
 (Presbyterian Hosp.)                             6.00%         6/1/2003 (1)                     3,380            3,380
Whittier CA Insured Health Fac. Rev.
 (Presbyterian Hosp.)                             6.00%         6/1/2004 (1)                     3,580            3,753
Whittier CA Insured Health Fac. Rev.
 (Presbyterian Hosp.)                             6.00%         6/1/2005 (1)                     3,675            4,023
William S. Hart CA Unified High School
 District GO                                      5.00%         9/1/2018 (1)                     1,400            1,553
OUTSIDE CALIFORNIA:
Guam Govt. Ltd. Obligation Infrastructure
 Improvement Rev.                                 5.25%        11/1/2003 (2)                     1,635            1,664
Puerto Rico Aqueduct & Sewer Auth. Rev.           6.00%         7/1/2009 (1)                     5,250            6,337
Puerto Rico Aqueduct & Sewer Auth. Rev.           6.25%         7/1/2012 (1)                     1,000            1,260
Puerto Rico Electric Power Auth. Rev.             6.50%         7/1/2005 (1)                     5,500            6,107
Puerto Rico Electric Power Auth. Rev.             5.00%         7/1/2010                         7,500            8,375
Puerto Rico Electric Power Auth. Rev.             5.75%         7/1/2010 (4)(Prere.)             3,700            4,494
Puerto Rico Electric Power Auth. Rev.             5.75%         7/1/2010 (4)(Prere.)             2,700            3,279
Puerto Rico Electric Power Auth. Rev.             5.75%         7/1/2010 (4)(Prere.)             4,000            4,858
Puerto Rico Electric Power Auth. Rev.             6.25%         7/1/2010 (1)                     1,850            2,282
Puerto Rico Electric Power Auth. Rev.             5.00%         7/1/2011                        12,500           13,931
Puerto Rico Electric Power Auth. Rev.             5.50%         7/1/2011 (4)                     6,050            7,130
Puerto Rico Electric Power Auth. Rev.             6.00%         7/1/2012 (1)                     8,235           10,216
Puerto Rico GO                                    5.75%         7/1/2008 (1)                     6,985            8,220
Puerto Rico GO                                    5.75%         7/1/2010 (2)(Prere.)             7,000            8,413
Puerto Rico GO                                    5.50%         7/1/2011 (3)                    12,975           15,463
Puerto Rico GO                                    6.50%         7/1/2011 (1)                     2,500            3,159
Puerto Rico GO                                    6.50%         7/1/2014 (1)                     7,260            9,418
Puerto Rico GO                                    5.50%         7/1/2015 (1)                    20,000           24,156
Puerto Rico Highway & Transp. Auth. Rev.          5.25%         7/1/2009                        10,000           11,308
Puerto Rico Highway & Transp. Auth. Rev.          5.25%         7/1/2010                         5,000            5,662
Puerto Rico Highway & Transp. Auth. Rev.         5.625%         7/1/2010 (1)(Prere.)             5,445            6,573
Puerto Rico Highway & Transp. Auth. Rev.          6.00%         7/1/2010 (1)(Prere.)             7,470            9,199

32

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Highway & Transp. Auth. Rev.          5.50%         7/1/2013 (1)                     2,250            2,712
Puerto Rico Housing Finance Corp. Home
 Mortgage Rev.                                    4.45%         6/1/2027                         8,975            9,467
Puerto Rico Housing Finance Auth. Home
 Mortgage Rev.                                   3.125%        12/1/2033                         3,500            3,533
Puerto Rico Muni. Finance Agency                 5.625%         8/1/2010 (4)                    17,775           20,958
Puerto Rico Muni. Finance Agency                  5.75%         8/1/2011 (4)                     5,500            6,473
Puerto Rico Public Buildings Auth. Govt.
 Fac. Rev.                                        5.25%         7/1/2009                        11,345           12,829
Univ. of Puerto Rico Rev.                         5.75%         6/1/2012 (1)                     2,000            2,355
Univ. of Puerto Rico Rev.                         5.20%         6/1/2016 (1)                     1,215            1,375
Univ. of Puerto Rico Rev.                         5.75%         6/1/2016 (1)                     1,000            1,174
------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $2,475,066)                                                                       2,684,353
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.7%)
------------------------------------------------------------------------------------------------------------------------
Other Assets---Note B                                                                                            49,484
Liabilities                                                                                                     (30,632)
                                                                                                             -----------
                                                                                                                 18,852
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                            $2,703,205
========================================================================================================================
^See Note A in Notes to Financial Statements.
*Security segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 43.


------------------------------------------------------------------------------------------------------------------------
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 AMOUNT
                                                                                                                  (000)
------------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                              $2,500,507
Undistributed Net Investment Income                                                                                  --
Overdistributed Net Realized Gains                                                                               (2,839)
Unrealized Appreciation (Depreciation)
  Investment Securities                                                                                         209,287
  Futures Contracts                                                                                              (3,750)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                   $2,703,205
========================================================================================================================

Investor Shares--Net Assets
Applicable to 143,014,758 outstanding $.001 par value shares of beneficial interest
  (unlimited authorization)                                                                                  $1,671,426
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                                                                      $11.69
========================================================================================================================

Admiral Shares--Net Assets
Applicable to 88,283,703 outstanding $.001 par value shares of beneficial interest
  (unlimited authorization)                                                                                  $1,031,779
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                                                                       $11.69
========================================================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

33

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA LONG-TERM TAX-EXEMPT FUND             COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.1%)
------------------------------------------------------------------------------------------------------------------------
ABAG Finance Auth. for Non-Profit Corp. California
 (Children's Hosp. Medical Center) COP            6.00%        12/1/2029 (2)                $    3,000       $    3,522
ABAG Finance Auth. for Non-Profit Corp. California
 (School of the Mechanical Arts)                  5.25%        10/1/2026                         1,000            1,072
ABAG Finance Auth. for Non-Profit Corp. California
 (School of the Mechanical Arts)                  5.30%        10/1/2032                         3,180            3,411
Alameda CA Corridor Transp. Auth. Rev.           5.125%        10/1/2017 (1)                     5,000            5,568
Alameda CA Corridor Transp. Auth. Rev.           5.125%        10/1/2018 (1)                     2,000            2,212
Alameda County CA COP                            5.375%        12/1/2016 (1)                     2,000            2,301
Alameda County CA COP                            5.375%        12/1/2017 (1)                     1,180            1,348
Anaheim CA Convention Center COP                  0.00%         8/1/2005 (1)                     1,250            1,212
Anaheim CA Convention Center COP                  0.00%         8/1/2006 (1)                     3,125            2,957
Anaheim CA Public Finance Auth. Distribution
 System Rev.                                      5.00%        10/1/2019 (1)                     3,005            3,316
Anaheim CA Public Finance Auth. Distribution
 System Rev.                                      5.00%        10/1/2021 (1)                     3,390            3,687
Barstow CA Redev. Agency                          6.25%         9/1/2022 (1)                     2,225            2,395
California Dept. of Veteran Affairs Rev.          5.45%        12/1/2019 (2)                    11,795           12,787
California Educ. Fac. Auth. Rev.
 (College of Arts & Crafts)                      6.875%         6/1/2019                         1,615            1,952
California Educ. Fac. Auth. Rev.
 (College of Arts & Crafts)                       5.75%         6/1/2025                         2,000            2,069
California Educ. Fac. Auth. Rev.
 (Loyola-Marymount Univ.)                         0.00%        10/1/2015 (1)                     1,250              761
California Educ. Fac. Auth. Rev.
 (Loyola-Marymount Univ.)                         0.00%        10/1/2018 (1)                     1,580              811
California Educ. Fac. Auth. Rev.
 (Loyola-Marymount Univ.)                         0.00%        10/1/2020 (1)                     1,395              635
California Educ. Fac. Auth. Rev.
 (Occidental College)                             5.70%        10/1/2027 (1)                    11,565           13,286
California Educ. Fac. Auth. Rev.
 (Univ. of Southern California)                   5.00%        10/1/2033                        12,000           12,677
California GO                                     7.00%        11/1/2004 (3)(Prere.)             1,935            2,136
California GO                                     6.25%         9/1/2012 (3)                     9,000           11,248
California GO                                     7.00%        11/1/2013 (3)                        65               71
California GO                                     5.25%        10/1/2014 (3)                    15,610           17,321
California GO                                     5.40%        12/1/2016 (4)                     1,000            1,075
California GO                                     6.00%         8/1/2019 (3)                       210              224
California GO                                    5.375%        10/1/2025                         6,215            6,527
California GO                                     5.25%         2/1/2028                         5,000            5,219
California GO                                     5.00%         2/1/2033 (2)                    10,000           10,537
California Health Fac. Finance Auth. Rev.
 (Casa Colina)                                   6.125%         4/1/2032                        10,000           10,475
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                       5.75%         7/1/2015 (2)                     4,080            4,498
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                       6.00%         7/1/2017 (1)                    27,900           31,622
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                       4.75%         7/1/2019 (1)                     4,180            4,269
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                              5.25%        10/1/2010 (2)                     9,785           11,039
California Health Fac. Finance Auth. Rev.
 (San Diego Hosp.)                                6.20%         8/1/2020 (1)                     3,820            3,911
California Health Fac. Finance Auth. Rev.
 (Scripps Health)                                 5.00%        10/1/2018 (1)                     5,000            5,336
California Housing Finance Agency Home
 Mortgage Rev.                                    0.00%         8/1/2015 (4)                    40,000           22,584
California Housing Finance Agency Home
 Mortgage Rev.                                    0.00%         8/1/2020 (4)                    40,175           15,240
California Housing Finance Agency Home
 Mortgage Rev.                                    0.00%         2/1/2021 (1)                     9,495            3,559
California Housing Finance Agency Home
 Mortgage Rev.                                    6.05%         8/1/2027 (2)                     5,000            5,297
California Housing Finance Agency Home
 Mortgage Rev. (Multi-Family Housing III)        5.375%         8/1/2028                         1,855            1,905
California Housing Finance Agency Home
 Mortgage Rev. VRDO                               1.25%         6/2/2003                         1,000            1,000
California Infrastructure & Econ. Dev. Bank Rev.
 (Asian Art Museum)                               5.25%         6/1/2026 (1)                     6,245            6,752

34

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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                   5.50%        10/1/2018                         3,905            4,351
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                   5.50%        10/1/2020                         1,500            1,650
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                   5.25%        10/1/2034                        20,040           21,004
California Infrastructure & Econ. Dev. Bank Rev.
 (Kaiser Hosp. Association)                       5.50%         8/1/2031                         7,610            7,953
California Infrastructure & Econ. Dev. Bank Rev.
 (Kaiser Hosp. Association)                       5.55%         8/1/2031                         5,500            5,779
California Infrastructure & Econ. Dev. Bank Rev.
 (YMCA of Metropolitan LA)                        5.25%         2/1/2026 (2)                     4,750            5,160
California Infrastructure & Econ. Dev. Bank Rev.
 VRDO                                             1.30%         6/2/2003 (2)                     1,500            1,500
California PCR Financing Auth. Rev. (Exxon) VRDO  1.15%         6/2/2003                         3,200            3,200
California Pollution Control Financing Auth.
 Solid Waste Disposal Rev. (Republic Services)    5.25%         6/1/2023                        10,000           10,661
California Pollution Control Financing Auth.
 Solid Waste Disposal Rev. (Shell Oil Co.
 -Martinez) VRDO                                  1.33%         6/2/2003                           200              200
California Pollution Control Financing Auth.
 Solid Waste Disposal Rev. (Shell Oil Co.
 -Martinez) VRDO                                  1.33%         6/2/2003                         6,700            6,700
California Pollution Control Financing Auth.
 Solid Waste Disposal Rev. (Shell Oil Co.
 -Martinez) VRDO                                  1.33%         6/2/2003                        12,900           12,900
California Polytechnical Univ. Rev.
 (Pomona Student Union)                          5.625%         7/1/2026 (3)                     3,000            3,407
California Polytechnical Univ. Rev.
 (Pomona Student Union)                          5.625%         7/1/2030 (3)                     5,260            6,018
California Public Works Board Lease Rev.
 (Dept. of Corrections)                          5.625%        11/1/2016 (1)                     3,200            3,629
California Public Works Board Lease Rev.
 (Dept. of Corrections)                           5.50%         1/1/2017 (2)                    22,285           24,569
California Public Works Board Lease Rev.
 (Dept. of Corrections)                           6.50%         9/1/2017 (2)                    30,000           38,926
California Public Works Board Lease Rev.
 (Dept. of Health Services)                       5.75%        11/1/2024 (1)                     7,885            8,697
California Public Works Board Lease Rev.
 (UCLA Hosp.)                                    5.375%        10/1/2019 (4)                     6,375            7,179
California Public Works Board Lease Rev.
 (Univ. of California)                           5.375%        10/1/2017 (2)                    10,250           11,506
California RAN FR                                 1.32%         6/9/2003                        11,000           10,984
California RAN FR                                 1.37%         6/9/2003                        18,000           17,937
California Rural Home Mortgage Finance Auth.
 Single Family Mortgage Rev.                      7.00%         9/1/2029                         3,625            3,768
California Rural Home Mortgage Finance Auth.
 Single Family Mortgage Rev.                      6.35%        12/1/2029                         3,535            4,187
California State Dept. Water Resources Power
 Supply Rev.                                     5.125%         5/1/2019                        20,000           21,437
California State Univ. Rev. & Colleges
 Housing System Rev.                             5.625%        11/1/2024 (3)                     6,920            7,869
California Statewide Community Dev. Auth. Rev.
 (Catholic Healthcare West)                       6.50%         7/1/2020                         8,000            8,760
California Statewide Community Dev. Auth. Rev.
 (Henry Mayo Newhall Memorial Hosp.)              5.00%        10/1/2018                         5,875            6,120
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                          5.10%        5/17/2010                         3,225            3,477
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                          5.25%        5/15/2013                         7,000            7,466
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente)                              5.50%        11/1/2032                        18,250           19,025

35

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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA LONG-TERM TAX-EXEMPT FUND             COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
California Statewide Community Dev. Auth. Rev.
 (Los Angeles Orthopaedic Hosp. Foundation)       5.75%         6/1/2030 (2)                     8,000            8,985
California Statewide Community Dev. Auth. Rev.
 (Memorial Health Services)                       6.00%        10/1/2023                        20,000           21,781
California Statewide Community Dev. Auth. Rev.
 (Sutter Health)                                  5.50%        8/15/2034                        10,885           11,365
Calleguas-Las Virgines CA Muni. Water Dist. Rev.  5.00%         7/1/2019 (1)                     1,415            1,556
Calleguas-Las Virgines CA Muni. Water Dist. Rev.  5.00%         7/1/2021 (1)                     1,560            1,691
Calleguas-Las Virgines CA Muni. Water Dist. Rev. 5.125%         7/1/2021 (3)                     6,000            6,141
Calleguas-Las Virgines CA Muni. Water Dist. Rev.  5.00%         7/1/2023 (1)                     1,725            1,846
Capistrano CA Unified Public Schools Rev.         5.70%         9/1/2016 (2)                    10,000           11,339
Central Coast California Water Auth. Rev.         5.00%        10/1/2016 (2)                     6,850            7,567
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)                5.75%        11/1/2019 (1)                     3,325            3,901
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)                5.75%        11/1/2022 (1)                     1,000            1,161
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)                  6.00%         8/1/2016 (2)                     5,500            5,888
Clovis CA Unified School Dist. GO                 0.00%         8/1/2007 (3)(ETM)               15,000           13,770
Clovis CA Unified School Dist. GO                 0.00%         8/1/2008 (3)(ETM)               14,265           12,634
Clovis CA Unified School Dist. GO                 0.00%         8/1/2009 (3)(ETM)               12,155           10,332
Clovis CA Unified School Dist. GO                 0.00%         8/1/2009 (3)(ETM)                7,570            6,434
Clovis CA Unified School Dist. GO                 0.00%         8/1/2010 (3)(ETM)               21,485           17,401
Clovis CA Unified School Dist. GO                 0.00%         8/1/2011 (3)(ETM)                1,625            1,254
Clovis CA Unified School Dist. GO                 0.00%         8/1/2013 (3)                     4,935            3,392
Clovis CA Unified School Dist. GO                 0.00%         8/1/2015 (3)                     2,770            1,698
Clovis CA Unified School Dist. GO                 0.00%         8/1/2016 (3)                     2,865            1,657
Clovis CA Unified School Dist. GO                 0.00%         8/1/2018 (3)                     3,645            1,884
Coast CA Community College Dist. GO               5.00%         8/1/2021 (1)                     3,180            3,454
Coast CA Community College Dist. GO               5.00%         8/1/2024 (1)                     2,000            2,135
Contra Costa CA Water Dist. Rev.                  5.50%        10/1/2019 (1)                     3,000            3,205
Coronado CA Community Dev. Agency Tax Allocation
(Community Development)                           5.00%         9/1/2034 (1)                     7,000            7,374
Culver City CA Wastewater Fac. Rev.               5.70%         9/1/2029 (3)                     5,000            5,769
East Bay CA Muni. Util. Dist. Water System Rev.   6.50%         6/1/2004 (2)(Prere.)             2,000            2,149
East Bay CA Muni. Util. Dist. Water System Rev.   5.25%         6/1/2018                         4,000            4,474
Eastern California Muni. Water. Dist.
 Water & Sewer Rev.                               6.75%         7/1/2012 (3)                     8,500           10,816
El Dorado County CA Public Agency Finance
 Auth. Rev.                                       5.50%        2/15/2016 (3)                     9,000            9,979
Elsinore Valley CA Muni. Water Dist. COP          6.00%         7/1/2012 (3)                     2,210            2,724
Escondido CA Union High School Dist.              0.00%        11/1/2020 (1)                     4,000            1,814
Evergreen CA School Dist. GO                     5.625%         9/1/2024 (3)                     6,300            7,160
Foothill/Eastern Corridor Agency California
 Toll Road Rev.                                   5.00%        1/15/2016 (1)                     8,400            9,243
Foothill/Eastern Corridor Agency California
 Toll Road Rev.                                  5.125%        1/15/2019 (1)                     5,200            5,697
Foothill/Eastern Corridor Agency California
 Toll Road Rev.                                   0.00%        1/15/2026                        10,000            7,432
Foothill/Eastern Corridor Agency California
 Toll Road Rev.                                   0.00%        1/15/2028 (1)                    15,000           12,054
Foothill/Eastern Corridor Agency California
 Toll Road Rev.                                   0.00%        1/15/2033                        10,000            1,793
Foothill/Eastern Corridor Agency California
 Toll Road Rev.                                   0.00%        1/15/2034                        10,000            1,685
Foothill/Eastern Corridor Agency California
 Toll Road Rev.                                   5.75%        1/15/2040 (1)                    12,000           13,887
Foothill-De Anza CA Community College Dist. GO    0.00%         8/1/2017 (1)                     3,000            1,642
Foothill-De Anza CA Community College Dist. GO    0.00%         8/1/2022 (1)                     3,850            1,564
Foothill-De Anza CA Community College Dist. GO    0.00%         8/1/2023 (1)                     3,590            1,376
Foothill-De Anza CA Community College Dist. GO    0.00%         8/1/2025 (1)                     2,390              817

36
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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Fresno CA Airport Rev.                            5.50%         7/1/2030 (4)                     1,500            1,688
Fullerton Univ. California Rev.                   5.70%         7/1/2020 (1)                     2,165            2,511
Hartnell CA Community College District GO         5.00%         8/1/2019 (1)                     1,550            1,708
Hartnell CA Community College District GO         5.00%         8/1/2020 (1)                     1,735            1,898
Hartnell CA Community College District GO         5.00%         8/1/2023 (1)                     2,370            2,542
Helix CA Water Dist. COP                          5.00%         4/1/2019 (4)                     4,250            4,599
Irvine CA Ranch Water Dist. Rev. VRDO             1.21%         6/2/2003 LOC                       400              400
Kern CA Community College District GO             5.00%        11/1/2019 (3)                     3,085            3,407
Kern CA Community College District GO             5.00%        11/1/2020 (3)                     3,655            4,006
Kern CA Community College District GO             5.00%        11/1/2021 (3)                     4,215            4,586
Kern CA Community College District GO             5.00%        11/1/2022 (3)                     4,740            5,124
Kern CA High School Dist. GO                      6.25%         8/1/2011 (1)(ETM)                1,065            1,335
Kern CA High School Dist. GO                      6.40%         8/1/2014 (1)(ETM)                1,490            1,925
Kern CA High School Dist. GO                      6.40%         8/1/2015 (1)(ETM)                1,645            2,133
Kern CA High School Dist. GO                      6.40%         8/1/2016 (1)(ETM)                1,815            2,362
La Mesa-Spring Valley CA School Dist. GO         5.375%         8/1/2018 (3)                     1,570            1,787
La Mesa-Spring Valley CA School Dist. GO         5.375%         8/1/2019 (3)                     1,775            2,009
La Mesa-Spring Valley CA School Dist. GO         5.375%         8/1/2020 (3)                     2,000            2,247
La Mesa-Spring Valley CA School Dist. GO         5.375%         8/1/2021 (3)                     1,890            2,109
Long Beach CA Finance Auth. Lease Rev.
 (Aquarium of the South Pacific)                  5.50%        11/1/2013 (2)                     3,680            4,324
Long Beach CA Finance Auth. Lease Rev.
 (Aquarium of the South Pacific)                  5.50%        11/1/2018 (2)                     4,675            5,371
Long Beach CA Finance Auth. Lease Rev.
 (Rainbow Harbor)                                5.125%         5/1/2020 (2)                     5,500            6,014
Long Beach CA Finance Auth. Lease Rev.
 (Temple & Willis Fac.)                           5.50%        10/1/2018 (1)                     5,030            5,776
Long Beach CA Harbor Rev.                         6.00%        5/15/2011 (3)                     3,695            4,398
Long Beach CA Harbor Rev.                         6.00%        5/15/2017 (3)                     1,200            1,488
Los Angeles CA Community College Dist. GO         5.50%         8/1/2018 (1)                     8,810           10,106
Los Angeles CA Dept. of Water & Power Rev.        5.00%       10/15/2018 (1)                    11,600           12,670
Los Angeles CA Dept. of Water & Power Rev.        5.25%         7/1/2019                         6,730            7,318
Los Angeles CA Dept. of Water & Power Rev.        5.25%         7/1/2021 (4)                     2,830            3,113
Los Angeles CA Dept. of Water & Power Rev.        5.00%         7/1/2043 (3)                     5,000            5,218
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.30%         6/2/2003                         2,100            2,100
Los Angeles CA Dept. of Water & Power Rev. VRDO   1.20%         6/9/2003                         8,000            8,000
Los Angeles CA Harbor Dept. Rev.                  5.50%         8/1/2017 (2)                     3,095            3,436
Los Angeles CA Harbor Dept. Rev.                  5.50%         8/1/2019 (2)                     5,975            6,537
Los Angeles CA Harbor Dept. Rev.                  5.50%         8/1/2020 (2)                     9,455           10,304
Los Angeles CA Unified School Dist. GO           5.375%         7/1/2008 (3)(Prere.)             4,000            4,697
Los Angeles CA Unified School Dist. GO            5.75%         7/1/2014 (1)                    15,000           18,404
Los Angeles CA Unified School Dist. GO            5.00%         7/1/2023 (4)                     3,000            3,216
Los Angeles CA Unified School Dist. GO            5.00%         7/1/2024 (4)                     5,030            5,366
Los Angeles CA Unified School Dist. GO           5.125%         1/1/2027 (1)                    10,000           10,692
Los Angeles CA Wastewater System Rev.             4.70%        11/1/2019 (3)                    10,000           10,175
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   5.25%         7/1/2016 (1)                     7,500            8,389
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   5.25%         7/1/2017 (1)                     7,700            8,613
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   4.75%         7/1/2018 (2)                    10,000           10,180
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev.                                   5.00%         7/1/2019 (4)                     6,170            6,683
Los Angeles County CA Public Works Financing
 Auth. Rev.                                       5.50%        10/1/2012                         6,750            7,682
Los Angeles County CA Public Works Financing
 Auth. Rev.                                       5.00%        10/1/2016 (1)                     8,540            9,434
Los Angeles County CA Public Works Financing
 Auth. Rev.                                      5.125%         6/1/2017 (2)                     6,865            7,533
Los Angeles County CA Public Works Financing
 Auth. Rev.                                       5.50%        10/1/2018 (4)                     2,700            3,272
Los Angeles County CA Public Works Financing
 Auth. Rev.                                       5.25%         5/1/2022 (2)                     4,700            5,146

37

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                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA LONG-TERM TAX-EXEMPT FUND             COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Los Angeles County CA Public Works Financing
 Auth. Rev.                                      5.125%        12/1/2029 (2)                    16,000           16,741
Los Angeles County CA Schools COP                 0.00%         8/1/2014 (2)                     1,000              647
Los Angeles County CA Schools COP                 0.00%         8/1/2020 (2)                     2,095              958
Metro. Water Dist. of Southern California Rev.    5.50%         7/1/2005 (1)(Prere.)            21,225           23,579
Metro. Water Dist. of Southern California Rev.    8.00%         7/1/2008                         2,000            2,580
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.20%         6/2/2003                           500              500
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.30%         6/2/2003                         3,700            3,700
Metro. Water Dist. of Southern California Rev.
 VRDO                                             1.10%         6/9/2003 (2)                     2,430            2,430
Modesto CA High School Dist. GO                   0.00%         8/1/2015 (3)                     5,000            3,066
Modesto CA High School Dist. GO                   0.00%         8/1/2017 (3)                     3,000            1,642
Modesto CA High School Dist. GO                   0.00%         8/1/2018 (3)                     3,225            1,666
Modesto CA Irrigation Dist. COP                   5.00%         7/1/2019 (1)                     3,475            3,828
Modesto CA Irrigation Dist. COP                   5.00%         7/1/2020 (1)                     2,175            2,379
Modesto CA Irrigation Dist. Finance Auth. Rev.
 (Domestic Water Project)                         5.75%         9/1/2005 (2)(Prere.)             3,750            4,212
Modesto CA Irrigation Dist. Finance Auth. Rev.
 (Woodland Project)                               6.50%        10/1/2011 (2)(ETM)                8,125            9,981
Modesto CA Irrigation Dist. Finance Auth. Rev.
 (Woodland Project)                               6.50%        10/1/2022 (2)(ETM)                9,750           12,837
Monterey Park CA Redev. Agency Tax Allocation     5.00%         9/1/2016 (4)                     1,010            1,130
Monterey Park CA Redev. Agency Tax Allocation     5.00%         9/1/2017 (4)                     1,060            1,177
Monterey Park CA Redev. Agency Tax Allocation     5.00%         9/1/2018 (4)                     1,115            1,229
Monterey Park CA Redev. Agency Tax Allocation     5.00%         9/1/2019 (4)                     1,120            1,226
Monterey Park CA Redev. Agency Tax Allocation     5.00%         9/1/2020 (4)                     1,180            1,283
MSR California Public Power Agency
 (San Juan Project)                              6.125%         7/1/2013 (2)                     8,000            9,875
MSR California Public Power Agency
 (San Juan Project)                               6.75%         7/1/2020 (1)(ETM)               38,480           50,251
Natomas CA Unified School Dist.                   5.20%         9/1/2019 (3)                     5,000            5,534
New Haven CA Unified School Dist. GO             12.00%         8/1/2016 (4)                     2,480            4,564
New Haven CA Unified School Dist. GO             12.00%         8/1/2017 (4)                     1,500            2,813
Newark CA Unified School Dist. GO                 0.00%         8/1/2011 (4)                     1,670            1,268
Newark CA Unified School Dist. GO                 0.00%         8/1/2012 (4)                     1,820            1,318
Newark CA Unified School Dist. GO                 0.00%         8/1/2013 (4)                     2,050            1,409
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO  1.23%         6/2/2003                         2,600            2,600
North City West CA School Fac. Finance Auth.      6.00%         9/1/2019 (4)                     2,000            2,279
North Orange County CA Community College Dist.
 GO                                              5.375%         8/1/2017 (1)                     5,080            5,858
Northern California Power Agency
 (Hydroelectric Project)                          6.30%         7/1/2018 (1)                    10,000           12,928
Northern California Power Agency
 (Hydroelectric Project)                          7.50%         7/1/2021 (2)(Prere.)             1,810            2,574
Oakland CA Joint Powers Financing Auth. Lease Rev.
 (Oakland Convention Center)                      5.50%        10/1/2012 (2)                     3,545            4,252
Oakland CA Redev. Agency (Central Dist.)          5.50%         2/1/2014 (2)                     5,500            6,586
Oakland CA Redev. Agency Tax Allocation
 (Colliseum Area)                                 5.25%         9/1/2027                         2,380            2,495
Oakland CA Redev. Agency Tax Allocation
 (Colliseum Area)                                 5.25%         9/1/2033                         3,730            3,898
Oceanside CA Community Dev. Comm. Multifamily
 Rental Housing Rev.                              4.45%         4/1/2031                         4,260            4,539
Palmdale CA COP                                   5.25%         9/1/2019 (1)                     1,310            1,483
Palmdale CA COP                                   5.25%         9/1/2020 (1)                     1,450            1,631
Palmdale CA COP                                   5.25%         9/1/2021 (1)                     1,605            1,793
Palmdale CA COP                                   5.25%         9/1/2022 (1)                     1,765            1,960
Palo Alto CA Improvement Rev.
 (Univ. Avenue Area Parking)                      5.70%         9/2/2018                         1,000            1,021
Palo Alto CA Improvement Rev.
 (Univ. Avenue Area Parking)                      5.70%         9/2/2019                         1,000            1,021
Palo Alto CA Improvement Rev.
 (Univ. Avenue Area Parking)                      5.75%         9/2/2020                         1,000            1,021
Palo Alto CA Improvement Rev.
 (Univ. Avenue Area Parking)                      5.75%         9/2/2026                         5,000            5,104

38

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Palomar Pomerado Health System California Rev.   5.375%        11/1/2011 (1)                     3,865            4,396
Palomar Pomerado Health System California Rev.   5.375%        11/1/2013 (1)                     6,730            7,577
Paramount CA Redev. Agency Tax Allocation         5.00%         8/1/2019 (1)                     2,500            2,755
Paramount CA Redev. Agency Tax Allocation         5.00%         8/1/2020 (1)                     2,500            2,736
Pasadena CA Unified School District GO            5.00%         5/1/2022 (1)                     3,455            3,724
Pasadena CA Unified School District GO            5.00%         5/1/2023 (1)                     3,625            3,882
Pasadena CA Unified School District GO            5.00%         5/1/2024 (1)                     3,805            4,056
Pittsburg CA Redev. Agency Tax Allocation
 (Los Medanos Community Dev.)                     0.00%         8/1/2019 (2)                     1,150              558
Pittsburg CA Redev. Agency Tax Allocation
 (Los Medanos Community Dev.)                     0.00%         8/1/2021 (2)                     2,575            1,106
Pittsburg CA Redev. Agency Tax Allocation
 (Los Medanos Community Dev.)                     0.00%         8/1/2022 (2)                     3,755            1,516
Pittsburg CA Redev. Agency Tax Allocation
 (Los Medanos Community Dev.)                     0.00%         8/1/2024 (2)                     1,000              359
Pittsburg CA Redev. Agency Tax Allocation
 (Los Medanos Community Dev.)                     5.70%         8/1/2032 (4)                     7,000            8,034
Pomona CA Unified School Dist. GO                 5.60%         8/1/2014 (1)(ETM)                1,585            1,930
Pomona CA Unified School Dist. GO                 5.60%         8/1/2015 (1)(ETM)                2,000            2,435
Pomona CA Unified School Dist. GO                 5.60%         8/1/2016 (1)(ETM)                1,000            1,218
Pomona CA Unified School Dist. GO                 7.50%         8/1/2017 (1)(ETM)                2,540            3,604
Port of Oakland CA Rev.                          5.625%        11/1/2011 (3)                     9,260           10,580
Port of Oakland CA Rev.                           5.40%        11/1/2017 (1)                    16,705           19,110
Port of Oakland CA Rev.                           5.50%        11/1/2017 (1)                     4,350            4,877
Port of Oakland CA Rev.                           5.60%        11/1/2019 (1)                    22,280           25,531
Port of Oakland CA Rev.                           5.00%        11/1/2032 (3)                    16,750           17,157
Rancho CA Water Dist. Finance Auth. Rev.         5.875%        11/1/2010 (3)                     3,585            4,027
Rancho CA Water Dist. Finance Auth. Rev. PUT      3.00%         8/1/2004 (3)                    10,000           10,225
Rancho Mirage CA Redev. Agency Tax Allocation    5.125%         4/1/2021 (1)                     2,650            2,874
Rancho Mirage CA Redev. Agency Tax Allocation     5.25%         4/1/2026 (1)                     2,905            3,132
Rancho Mirage CA Redev. Agency Tax Allocation     5.25%         4/1/2033 (1)                     3,000            3,223
Riverside County CA Asset Leasing Corp.
 Leasehold Rev. (Riverside County Hosp.)          0.00%         6/1/2013 (1)                     5,000            3,421
Riverside County CA Asset Leasing Corp.
 Leasehold Rev. (Riverside County Hosp.)          0.00%         6/1/2014 (1)                     2,000            1,291
Riverside County CA Asset Leasing Corp.
 Leasehold Rev. (Riverside County Hosp.)          0.00%         6/1/2015 (1)                     2,000            1,219
Sacramento CA Financing Auth. Lease Rev.         5.375%        11/1/2014 (2)                     9,750           11,672
Sacramento CA Financing Auth. Lease Rev.          5.40%        11/1/2020 (2)                     6,785            8,015
Sacramento CA Muni. Util. Dist. Rev.              6.25%        8/15/2010 (1)                    33,800           41,531
Sacramento CA Muni. Util. Dist. Rev.              5.80%         7/1/2019 (2)                     6,000            7,442
Sacramento County CA Airport Rev.                 5.25%         7/1/2018 (4)                     2,305            2,588
Sacramento County CA Airport Rev.                 5.25%         7/1/2018 (4)                     1,295            1,403
Sacramento County CA Public Fac. Finance Corp.
 COP (Main Detention Fac.)                        5.50%         6/1/2010 (1)                     5,760            6,670
San Bernardino CA Multifamily Housing Rev.
 (Alta Park Mountain Vista Apartments)            4.45%         5/1/2031                         7,000            7,462
San Bernardino County CA Medical Center COP       5.50%         8/1/2005 (1)(Prere.)            12,790           14,252
San Bernardino County CA Medical Center COP       6.50%         8/1/2017 (1)                    17,915           23,158
San Diego CA Community College Dist. GO           5.00%         5/1/2021 (4)                     2,440            2,642
San Diego CA Community College Dist. GO           5.00%         5/1/2024 (4)                     2,615            2,783
San Diego CA Unified School Dist. GO              0.00%         7/1/2015 (3)                     5,370            3,304

39

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA LONG-TERM TAX-EXEMPT FUND             COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
San Diego CA Unified School Dist. GO              0.00%         7/1/2016 (3)                     4,565            2,650
San Diego CA Unified School Dist. GO              0.00%         7/1/2018 (3)                     9,500            4,927
San Diego CA Water Auth. Rev. COP                 5.25%         5/1/2015 (3)                    14,290           16,125
San Diego CA Water Auth. Rev. COP                 5.00%         5/1/2017                         2,300            2,526
San Diego County CA COP                           5.25%        10/1/2021                         1,485            1,602
San Diego County CA COP                           5.25%        10/1/2028                         2,745            2,908
San Diego County CA COP                          5.375%        10/1/2041                         8,545            9,107
San Francisco CA Bay Area Rapid Transit Rev.      6.75%         7/1/2010 (2)                     6,370            7,995
San Francisco CA Bay Area Rapid Transit Rev.      6.75%         7/1/2011 (2)                     7,455            9,498
San Francisco CA Building Auth. Rev.
 (Civic Center Complex)                           5.25%        12/1/2016 (2)                    22,575           25,392
San Francisco CA City & County Finance Corp.
 Lease Rev. (Moscone Center Expansion) VRDO       1.10%         6/9/2003 (2)                     8,900            8,900
San Francisco CA City & County International
 Airport Rev.                                     5.25%         5/1/2016 (1)                     4,305            4,892
San Francisco CA City & County International
 Airport Rev.                                     5.25%         5/1/2018 (1)                     4,770            5,346
San Francisco CA City & County International
 Airport Rev.                                     5.25%         5/1/2019 (1)                     5,020            5,594
San Francisco CA City & County International
 Airport Rev.                                    5.125%         5/1/2020 (1)                     6,320            6,654
San Francisco CA City & County International
 Airport Rev.                                     5.00%         5/1/2030 (3)                     5,000            5,082
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                                   0.00%        1/15/2021 (1)                    12,385            5,480
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                                   0.00%        1/15/2024 (1)                    15,000            5,560
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                                   0.00%        1/15/2025 (1)                    18,250            6,393
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                                   0.00%        1/15/2030 (1)                     7,000            1,884
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                                   0.00%        1/15/2031 (1)                    11,950            3,054
San Jose CA Redev. Agency                         6.00%         8/1/2011 (1)                     8,845           10,819
San Jose CA Redev. Agency                         5.00%         8/1/2018 (1)                     1,525            1,664
San Jose CA Redev. Agency                         5.00%         8/1/2024 (1)                    10,000           10,562
San Jose CA Unified School Dist. GO               0.00%         8/1/2013 (4)                     2,220            1,526
San Jose CA Unified School Dist. GO               0.00%         8/1/2014 (4)                     2,610            1,694
San Jose CA Unified School Dist. GO               0.00%         8/1/2016 (4)                     2,000            1,157
San Jose CA Unified School Dist. GO               0.00%         8/1/2018 (4)                     1,785              922
San Jose CA Unified School Dist. GO               0.00%         8/1/2019 (4)                     2,210            1,076
San Jose CA Unified School Dist. GO               0.00%         8/1/2020 (4)                     4,930            2,262
San Jose Evergreen CA Community College Dist. GO  5.00%         9/1/2020 (1)                     3,350            3,668
San Jose Evergreen CA Community College Dist. GO  5.00%         9/1/2021 (1)                     3,500            3,804
San Jose Evergreen CA Community College Dist. GO  5.00%         9/1/2022 (1)                     3,650            3,942
San Marcos Public Fac. Auth. Tax Allocation       5.00%         8/1/2021 (3)                     1,325            1,439
San Marcos Public Fac. Auth. Tax Allocation       5.00%         8/1/2022 (3)                     2,295            2,477
San Marcos Public Fac. Auth. Tax Allocation       5.00%         8/1/2026 (3)                     2,360            2,507
San Marcos Public Fac. Auth. Tax Allocation       5.00%         8/1/2033 (3)                     3,820            4,041
San Mateo CA Redev. Auth. Tax Allocation          5.40%         8/1/2019                         2,575            2,830
San Mateo CA Redev. Auth. Tax Allocation          5.40%         8/1/2020                         1,000            1,091
San Mateo CA Redev. Auth. Tax Allocation          5.50%         8/1/2021                         2,635            2,879
San Mateo County CA Community College Dist. GO    5.00%         9/1/2021 (3)                     1,000            1,080
San Mateo County CA Finance Auth. Rev.            6.50%         7/1/2013 (1)                    14,560           18,353
San Mateo County CA Joint Powers Auth. Lease Rev. 5.00%         7/1/2021 (1)                     3,500            3,947
San Mateo County CA Transp. Dist. Sales Tax Rev.  5.25%         6/1/2015 (4)                     4,525            5,129
San Ramon Valley CA Unified School Dist. GO       0.00%         7/1/2009 (3)                     4,895            4,121
San Ramon Valley CA Unified School Dist. GO       0.00%         7/1/2010 (3)                     7,050            5,645
San Ramon Valley CA Unified School Dist. GO       0.00%         7/1/2012 (3)                     6,645            4,827
San Ramon Valley CA Unified School Dist. GO       0.00%         7/1/2013 (3)                     7,430            5,123
San Ramon Valley CA Unified School Dist. GO       0.00%         7/1/2014 (3)                     8,290            5,397
San Ramon Valley CA Unified School Dist. GO       0.00%         7/1/2015 (3)                     5,605            3,448
Santa Ana CA Finance Auth. Rev.                   6.25%         7/1/2016 (1)                     5,345            6,871

40

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
                                                 COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Santa Ana CA Finance Auth. Rev.                   6.25%         7/1/2017 (1)                     2,000            2,584
Santa Clara CA Redev. Agency (Bayshore North)     7.00%         7/1/2010 (2)                     7,000            8,622
Santa Clara CA Redev. Agency (Bayshore North)     5.00%         6/1/2019 (1)                     1,000            1,097
Santa Clara CA Redev. Agency (Bayshore North)     5.00%         6/1/2021 (1)                     1,000            1,081
Santa Clara CA Redev. Agency (Bayshore North)     5.00%         6/1/2023 (1)                     3,000            3,202
Santa Clara County CA Financing Auth. Lease Rev.  5.50%        5/15/2013 (2)                     5,050            5,879
Santa Clara County CA Financing Auth. Lease Rev.  5.50%        5/15/2014 (2)                     5,325            6,180
Santa Clara County CA Financing Auth. Lease Rev.  5.50%        5/15/2015 (2)                     5,620            6,511
Santa Monica-Malibu CA Unified School Dist. Rev.  0.00%         8/1/2020 (3)                     6,715            3,081
Santa Rosa CA Waste Water Rev.                    6.00%         7/2/2015 (2)                     7,000            8,784
Santa Rosa CA Waste Water Rev.                    6.00%         9/1/2015 (3)                     5,580            6,903
Solano County CA COP                              5.25%        11/1/2019 (1)                     3,785            4,238
Solano County CA COP                              5.25%        11/1/2021 (1)                     3,770            4,165
South Orange County CA Public Finance Auth. Rev.  9.50%        8/15/2004 (3)                     3,000            3,298
South Orange County CA Public Finance Auth. Rev.  7.00%         9/1/2011 (1)                     3,000            3,892
Southern California Public Power Auth. Rev.
 (Transmission Project)                           5.75%         7/1/2021 (1)                       220              225
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                      1.10%         6/9/2003 (2)LOC                  5,385            5,385
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                      1.10%         6/9/2003 (4)                     5,400            5,400
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                      1.15%         6/9/2003 (4)                     3,600            3,600
Three Valley CA Muni. Water Dist. COP             5.25%        11/1/2010 (3)                     4,220            4,371
Torrance CA Hospital Rev.
 (Torrance Memorial Medical Center)               6.00%         6/1/2022                         1,100            1,214
Torrance CA Hospital Rev.
 (Torrance Memorial Medical Center)               5.50%         6/1/2031                         4,350            4,545
Ukiah CA Electric Rev.                            6.00%         6/1/2008 (1)                     4,565            5,402
Ukiah CA Electric Rev.                            6.25%         6/1/2018 (1)                     6,000            7,717
Union CA Elementary School Dist. GO               0.00%         9/1/2015 (3)                     3,860            2,359
Union CA Elementary School Dist. GO               0.00%         9/1/2016 (3)                     1,500              865
Union CA Elementary School Dist. GO               0.00%         9/1/2017 (3)                     2,295            1,252
Union CA Elementary School Dist. GO               0.00%         9/1/2018 (3)                     1,630              839
Union CA Elementary School Dist. GO               0.00%         9/1/2019 (3)                     1,750              849
Union CA Elementary School Dist. GO               0.00%         9/1/2020 (3)                     2,300            1,052
Union CA Elementary School Dist. GO               0.00%         9/1/2021 (3)                     2,000              860
Univ. of California Rev. (Medical Center)         5.75%         7/1/2006 (2)(Prere.)            10,395           11,890
Univ. of California Rev. (Medical Center)         5.75%         7/1/2006 (2)(Prere.)            12,160           13,908
Univ. of California Rev.
 (San Diego Medical Center)                      5.125%        12/1/2018 (4)                     3,695            4,047
Univ. of California Rev.
 (San Diego Medical Center)                      5.125%        12/1/2019 (4)                     3,000            3,261
Vallejo CA Sanitation & Flood Control COP         5.00%         7/1/2019 (3)                     5,000            5,691
Walnut Valley CA Unified School Dist.             6.20%         8/1/2009 (2)(ETM)                1,270            1,561
Walnut Valley CA Unified School Dist.             6.00%         8/1/2012 (2)(ETM)*               1,790            2,229
Walnut Valley CA Unified School Dist.             6.00%         8/1/2013 (2)(ETM)*               1,980            2,477
Walnut Valley CA Unified School Dist.             6.00%         8/1/2014 (2)(ETM)                2,205            2,767
Walnut Valley CA Unified School Dist.             6.00%         8/1/2015 (2)(ETM)                2,470            3,106
Walnut Valley CA Unified School Dist.             6.00%         8/1/2016 (2)(ETM)                2,690            3,388
Whittier CA Insured Health Fac. Rev.
 (Presbyterian Hosp.)                             6.25%         6/1/2007 (1)                     4,260            4,963
Whittier CA Insured Health Fac. Rev.
 (Presbyterian Hosp.)                             6.25%         6/1/2008 (1)                     3,530            4,199
William S. Hart CA Unified High
 School District GO                               5.00%         9/1/2022 (1)                     1,120            1,209
William S. Hart CA Unified High
 School District GO                               5.00%         9/1/2023 (1)                     2,495            2,677
William S. Hart CA Unified High
 School District GO                               5.00%         9/1/2024 (1)                     2,600            2,776
Yuba City CA Unified School Dist.                 0.00%         9/1/2015 (3)                     1,870            1,143

41

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE           MARKET
                                                                MATURITY                        AMOUNT           VALUE^
CALIFORNIA LONG-TERM TAX-EXEMPT FUND             COUPON             DATE                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Yuba City CA Unified School Dist.                 0.00%         9/1/2017 (3)                     2,060            1,123
Yuba City CA Unified School Dist.                 0.00%         9/1/2019 (3)                     2,270            1,101
OUTSIDE CALIFORNIA:
Puerto Rico GO                                    5.50%         7/1/2016 (1)                    10,000           12,073
Puerto Rico GO                                    5.50%         7/1/2019 (2)                     6,500            7,856
Puerto Rico GO                                    5.50%         7/1/2019 (4)                    10,000           12,086
Puerto Rico Govt. Dev. Bank VRDO                  1.05%         6/9/2003 (1)                       100              100
Puerto Rico Highway & Transp. Auth. Rev.          5.25%         7/1/2010                         5,000            5,662
Univ. of Puerto Rico Rev.                        5.375%         6/1/2030 (1)                    14,795           15,949
------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $1,893,928)                                                                       2,126,699
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                             34,677
Liabilities                                                                                                     (15,389)
                                                                                                             -----------
                                                                                                                 19,288
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                            $2,145,987
========================================================================================================================
^See Note A in Notes to Financial Statements.
*Securities with a value of $4,747,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 43.

------------------------------------------------------------------------------------------------------------------------
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 AMOUNT
                                                                                                                  (000)
------------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                              $1,918,571
Undistributed Net Investment Income                                                                                  --
Overdistributed Net Realized Gains                                                                               (4,837)
Unrealized Appreciation (Depreciation)
  Investment Securities                                                                                         232,771
  Futures Contracts                                                                                                (518)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                   $2,145,987
========================================================================================================================

Investor Shares--Net Assets
Applicable to 114,393,702 outstanding $.001 par value shares of beneficial interest
  (unlimited authorization)                                                                                  $1,408,953
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                                                                      $12.32
========================================================================================================================

Admiral Shares--Net Assets
Applicable to 59,840,173 outstanding $.001 par value shares of beneficial interest
  (unlimited authorization)                                                                                    $737,034
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                                                                       $12.32
========================================================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

42

KEY TO ABBREVIATIONS

COP--Certificate of Participation.
CP--Commercial Paper.
FR--Floating Rate.
GAN--Grant Anticipation Note.
GO--General Obligation Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.
Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

STATEMENT OF OPERATIONS
This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

--------------------------------------------------------------------------------
                                                       CALIFORNIA
                                          CALIFORNIA INTERMEDIATE     CALIFORNIA
                                          TAX-EXEMPT        -TERM      LONG-TERM
                                        MONEY MARKET   TAX-EXEMPT     TAX-EXEMPT
                                                FUND         FUND           FUND
                                        ----------------------------------------
                                              SIX MONTHS ENDED MAY 31, 2003
                                        ----------------------------------------
                                               (000)        (000)          (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                                   $21,972     $ 55,354      $ 49,637
--------------------------------------------------------------------------------
    Total Income                              21,972       55,354        49,637
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                 249          180           145
    Management and Administrative
      Investor Shares                          2,370        1,163           988
      Admiral Shares                              --          450           299
    Marketing and Distribution
      Investor Shares                            350          158           108
      Admiral Shares                              --           65            38
  Custodian Fees                                   6           17            14
  Shareholders' Reports and Proxies
    Investor Shares                               16           11            12
    Admiral Shares                                --            1             1
  Trustees' Fees and Expenses                      2            2             1
--------------------------------------------------------------------------------
    Total Expenses                             2,993        2,047         1,606
    Expenses Paid Indirectly--Note C              --         (133)          (45)
--------------------------------------------------------------------------------
      Net Expenses                             2,993        1,914         1,561
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                         18,979       53,440        48,076
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                     428       12,601        10,068
  Futures Contracts                               --       (8,659)       (3,488)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                         428        3,942         6,580
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                           --      100,810        95,658
  Futures Contracts                               --       (4,822)         (926)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)  --       95,988        94,732
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $19,407     $153,370      $149,388
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

----------------------------------------------------------------------------------------------------------------
                                              CALIFORNIA TAX-EXEMPT               CALIFORNIA INTERMEDIATE-TERM
                                                MONEY MARKET FUND                        TAX-EXEMPT FUND
                                        --------------------------------       ---------------------------------
                                          SIX MONTHS                YEAR         SIX MONTHS                YEAR
                                               ENDED               ENDED              ENDED               ENDED
                                        MAY 31, 2003       NOV. 30, 2002       MAY 31, 2003       NOV. 30, 2002
                                               (000)               (000)              (000)               (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                     $ 18,979            $ 41,486           $ 53,440            $ 98,636
  Realized Net Gain (Loss)                       428                 (31)             3,942               7,846
  Change in Unrealized Appreciation
    (Depreciation)                                --                  --             95,988              25,374
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations               19,407              41,455            153,370             131,856
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                          (18,979)            (41,486)           (32,818)            (65,518)
    Admiral Shares                                --                  --            (20,622)            (33,118)
  Realized Capital Gain
    Investor Shares                               --                  --             (5,453)                 --
    Admiral Shares                                --                  --             (3,297)                 --
----------------------------------------------------------------------------------------------------------------
    Total Distributions                      (18,979)            (41,486)           (62,190)            (98,636)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                            255,938             819,847            (14,981)            (36,852)
  Admiral Shares                                  --                  --             35,793             491,731
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions             255,938             819,847             20,812             454,879
----------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                  256,366             819,816            111,992             488,099
----------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                      3,594,036           2,774,220          2,591,213           2,103,114
----------------------------------------------------------------------------------------------------------------
  End of Period                           $3,850,402          $3,594,036         $2,703,205          $2,591,213
================================================================================================================

--------------------------------------------------------------------------------
                                                       CALIFORNIA LONG-TERM
                                                         TAX-EXEMPT FUND
                                                --------------------------------
                                                  SIX MONTHS               YEAR
                                                       ENDED              ENDED
                                                MAY 31, 2003      NOV. 30, 2002
                                                       (000)              (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                             $ 48,076           $ 97,879
  Realized Net Gain (Loss)                             6,580              1,062
  Change in Unrealized Appreciation (Depreciation)    94,732              9,614
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                      149,388            108,555
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                  (31,930)           (69,323)
    Admiral Shares                                   (16,146)           (28,556)
  Realized Capital Gain*
    Investor Shares                                   (2,566)                --
    Admiral Shares                                    (1,253)                --
--------------------------------------------------------------------------------
      Total Distributions                            (51,895)           (97,879)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                   (105,255)          (144,901)
  Admiral Shares                                      33,919            267,356
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
      Share Transactions                             (71,336)           122,455
--------------------------------------------------------------------------------
  Total Increase (Decrease)                           26,157            133,131
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                              2,119,830          1,986,699
--------------------------------------------------------------------------------
  End of Period                                   $2,145,987         $2,119,830
================================================================================
*Includes fiscal 2003 and 2002 short-term gain distributions totaling $36,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED NOVEMBER 30,
                                                SIX MONTHS ENDED ---------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      MAY 31, 2003       2002       2001       2000       1999         1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00        $1.00
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .005       .013       .025       .034       .027         .031
  Net Realized and Unrealized Gain (Loss) on Investments      --         --         --         --         --           --
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        .005       .013       .025       .034       .027         .031
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.005)     (.013)     (.025)     (.034)     (.027)       (.031)
  Distributions from Realized Capital Gains                   --         --         --         --         --           --
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.005)     (.013)     (.025)     (.034)     (.027)       (.031)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00      $1.00      $1.00      $1.00        $1.00
==========================================================================================================================

TOTAL RETURN                                               0.51%      1.33%      2.57%      3.44%      2.79%        3.10%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $3,850     $3,594     $2,774     $2,718     $2,286       $1,970
  Ratio of Total Expenses to Average Net Assets           0.16%*      0.17%      0.18%      0.17%      0.20%        0.20%
  Ratio of Net Investment Income to Average Net Assets    1.03%*      1.32%      2.54%      3.38%      2.75%        3.05%
==========================================================================================================================
*Annualized.

47

FINANCIAL HIGHLIGHTS (continued)

CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED NOVEMBER 30,
                                                SIX MONTHS ENDED ---------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      MAY 31, 2003       2002       2001       2000       1999         1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.29     $11.12     $10.82     $10.50     $10.95       $10.66
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .229       .472       .493       .498       .480         .489
  Net Realized and Unrealized Gain (Loss) on Investments    .438       .170       .300       .320      (.450)        .290
--------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                         .667       .642       .793       .818       .030         .779
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.229)     (.472)     (.493)     (.498)     (.480)       (.489)
  Distributions from Realized Capital Gains                (.038)        --         --         --         --           --
--------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                      (.267)     (.472)     (.493)     (.498)     (.480)       (.489)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $11.69     $11.29     $11.12     $10.82     $10.50       $10.95
==========================================================================================================================

TOTAL RETURN                                               5.98%      5.88%      7.44%      7.99%      0.27%        7.47%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $1,671     $1,630     $1,646     $1,704     $1,336       $1,006
  Ratio of Total Expenses to Average Net Assets           0.18%*      0.17%      0.17%      0.17%      0.17%        0.19%
  Ratio of Net Investment Income to Average Net Assets    4.04%*      4.19%      4.44%      4.70%      4.48%        4.52%
  Portfolio Turnover Rate                                   26%*        23%        23%        14%         9%           2%
==========================================================================================================================
*Annualized.

CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------------------------
                                                      SIX MONTHS            YEAR
                                                           ENDED           ENDED       NOV 12* TO
                                                         MAY 31,        NOV. 30,         NOV. 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2003            2002             2001
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.29          $11.12           $11.36
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .232            .477             .024
  Net Realized and Unrealized Gain (Loss) on Investments    .438            .170            (.240)
--------------------------------------------------------------------------------------------------
    Total from Investment Operations                        .670            .647            (.216)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.232)          (.477)           (.024)
  Distributions from Realized Capital Gains                (.038)             --               --
--------------------------------------------------------------------------------------------------
    Total Distributions                                    (.270)          (.477)           (.024)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $11.69          $11.29           $11.12
==================================================================================================

TOTAL RETURN                                               6.01%           5.93%           -1.90%
==================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $1,032            $961             $458
  Ratio of Total Expenses to Average Net Assets          0.12%**           0.13%          0.12%**
  Ratio of Net Investment Income to Average Net Assets   4.10%**           4.21%          4.37%**
  Portfolio Turnover Rate                                  26%**             23%              23%
==================================================================================================
 *Inception.
**Annualized.

CALIFORNIA LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED NOVEMBER 30,
                                                SIX MONTHS ENDED ---------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      MAY 31, 2003       2002       2001       2000       1999         1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.76     $11.70     $11.40     $10.81     $11.73       $11.45
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .270       .554       .568       .576       .563         .577
  Net Realized and Unrealized Gain (Loss) on Investments    .581       .060       .300       .590      (.810)        .349
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        .851       .614       .868      1.166      (.247)        .926
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.270)     (.554)     (.568)     (.576)     (.563)       (.577)
  Distributions from Realized Capital Gains                (.021)        --         --         --      (.110)       (.069)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.291)     (.554)     (.568)     (.576)     (.673)       (.646)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $12.32     $11.76     $11.70     $11.40     $10.81       $11.73
==========================================================================================================================

TOTAL RETURN                                               7.33%      5.36%      7.75%     11.11%     -2.22%        8.31%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $1,409     $1,449     $1,589     $1,735     $1,545       $1,489
  Ratio of Total Expenses to Average Net Assets           0.17%*      0.18%      0.18%      0.18%      0.18%        0.19%
  Ratio of Net Investment Income to Average Net Assets    4.53%*      4.72%      4.87%      5.23%      4.98%        4.98%
  Portfolio Turnover Rate                                   21%*        27%        26%        27%        11%          15%
==========================================================================================================================
*Annualized.

CALIFORNIA LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------------------------
                                                      SIX MONTHS            YEAR
                                                           ENDED           ENDED       NOV 12* TO
                                                         MAY 31,        NOV. 30,         NOV. 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2003            2002             2001
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.76          $11.70           $11.99
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .274            .560             .028
  Net Realized and Unrealized Gain (Loss) on Investments    .581            .060            (.290)
--------------------------------------------------------------------------------------------------
   Total from Investment Operations                         .855            .620            (.262)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.274)          (.560)           (.028)
  Distributions from Realized Capital Gains                (.021)             --               --
--------------------------------------------------------------------------------------------------
    Total Distributions                                    (.295)          (.560)           (.028)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $12.32          $11.76           $11.70
==================================================================================================

TOTAL RETURN                                               7.36%           5.41%           -2.18%
==================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $737            $670             $398
  Ratio of Total Expenses to Average Net Assets          0.11%**           0.13%          0.13%**
  Ratio of Net Investment Income to Average Net Assets   4.59%**           4.76%          4.85%**
  Portfolio Turnover Rate                                  21%**             27%              26%
==================================================================================================
 *Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard California Tax-Exempt Funds comprise the California Tax-Exempt Money Market Fund, California Intermediate-Term Tax-Exempt Fund, and California Long-Term Tax-Exempt Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California.
     The Intermediate-Term and Long-Term Tax-Exempt Funds each offer two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. Security Valuation: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds:
Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.
     2. Futures Contracts: The Intermediate-Term and Long-Term Tax-Exempt Funds may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).
     3. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.
     4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.
     5. Other: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets. B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                        CAPITAL CONTRIBUTION       PERCENTAGE      PERCENTAGE OF
                                 TO VANGUARD          OF FUND         VANGUARD'S
CALIFORNIA TAX-EXEMPT FUND             (000)       NET ASSETS     CAPITALIZATION
--------------------------------------------------------------------------------
Money Market                            $684            0.02%              0.68%
Intermediate-Term                        485            0.02               0.49
Long-Term                                382            0.02               0.38
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds' management and administrative expenses. The funds' custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended May 31, 2003, these arrangements reduced expenses by:

--------------------------------------------------------------------------------
                                      EXPENSE REDUCTION
                                            (000)                  TOTAL EXPENSE
                                 ---------------------------      REDUCTION AS A
                                 MANAGEMENT AND    CUSTODIAN       PERCENTAGE OF
CALIFORNIA TAX-EXEMPT FUND       ADMINISTRATIVE         FEES  AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Intermediate-Term                          $133           --               0.01%
Long-Term                                    44           $1                 --
--------------------------------------------------------------------------------

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year.
     The Intermediate-Term and Long-Term Tax-Exempt Funds had realized losses totaling $5,690,000 and $11,000,000, respectively, through November 30, 2002, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

     At May 31, 2003, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                     (000)
                               -------------------------------------------------
                                                                  NET UNREALIZED
                               APPRECIATED       DEPRECIATED        APPRECIATION
CALIFORNIA TAX-EXEMPT FUND      SECURITIES        SECURITIES      (DEPRECIATION)
--------------------------------------------------------------------------------
Intermediate-Term                 $203,663            $ (66)            $203,597
Long-Term                          222,236             (465)             221,771
--------------------------------------------------------------------------------

     At May 31, 2003, the aggregate settlement value of open futures contracts expiring through September 2003 and the related unrealized depreciation were:

--------------------------------------------------------------------------------------------
                                                                     (000)
                                                --------------------------------------------
                                                   NUMBER OF       AGGREGATE      UNREALIZED
                                                LONG (SHORT)      SETTLEMENT    APPRECIATION
CALIFORNIA TAX-EXEMPT FUND/FUTURES CONTRACTS       CONTRACTS           VALUE  (DEPRECIATION)
--------------------------------------------------------------------------------------------
Intermediate-Term
  10-Year U.S. Treasury Note                            (690)        $81,937        $(1,630)
  30-Year U.S. Treasury Bond                            (300)         36,150         (2,120)
Long-Term
  10-Year U.S. Treasury Note                            (210)         24,937           (518)
--------------------------------------------------------------------------------------------

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes. E. During the six months ended May 31, 2003, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                                   (000)
                                                        ------------------------
CALIFORNIA TAX-EXEMPT FUND                              PURCHASES          SALES
--------------------------------------------------------------------------------
Intermediate-Term                                        $330,329       $322,490
Long-Term                                                 207,765        285,258
--------------------------------------------------------------------------------

F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                SIX MONTHS ENDED                YEAR ENDED
                                  MAY 31, 2003               NOVEMBER 30, 2002
                            -----------------------    -------------------------
                                AMOUNT       SHARES         AMOUNT       SHARES
CALIFORNIA TAX-EXEMPT FUND       (000)        (000)          (000)        (000)
--------------------------------------------------------------------------------
Money Market
  Issued                    $1,674,248    1,674,248     $3,158,391    3,158,391
  Issued in Lieu of Cash
    Distributions               17,758       17,758         39,060       39,060
  Redeemed                  (1,436,068)  (1,436,068)    (2,377,604)  (2,377,604)
                            ----------------------------------------------------
    Net Increase (Decrease)    255,938      255,938        819,847      819,847
--------------------------------------------------------------------------------
Intermediate-Term
Investor Shares
  Issued                      $273,055       23,878       $705,194       62,736
  Issued in Lieu of Cash
    Distributions               31,835        2,777         53,685        4,779
  Redeemed                    (319,871)     (28,008)      (795,731)     (71,115)
                             ---------------------------------------------------
    Net Increase (Decrease)
      --Investor Shares        (14,981)      (1,353)       (36,852)      (3,600)
                             ---------------------------------------------------
Admiral Shares
  Issued                       209,484       18,321        724,351       64,691
  Issued in Lieu of Cash
    Distributions               18,187        1,587         24,906        2,213
  Redeemed                    (191,878)     (16,708)      (257,526)     (22,960)
                             ---------------------------------------------------
    Net Increase (Decrease)
      --Admiral Shares          35,793        3,200        491,731       43,944
--------------------------------------------------------------------------------
Long-Term
Investor Shares
  Issued                      $115,194        9,627       $340,877       29,054
  Issued in Lieu of Cash
    Distributions               24,641        2,051         49,281        4,201
  Redeemed                    (245,090)     (20,525)      (535,059)     (45,808)
                             ---------------------------------------------------
    Net Increase (Decrease)
      --Investor Shares       (105,255)      (8,847)      (144,901)     (12,553)
                             ---------------------------------------------------
Admiral Shares
  Issued                       147,425       12,343        398,564       34,123
  Issued in Lieu of Cash
    Distributions               11,223          934         18,785        1,600
  Redeemed                    (124,729)     (10,443)      (149,993)     (12,741)
                             ---------------------------------------------------
    Net Increase (Decrease)
      --Admiral Shares          33,919        2,834        267,356       22,982
--------------------------------------------------------------------------------

INVESTING IS FAST AND EASY ON VANGUARD.COM

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control of your own  investments.  VANGUARD.COM(R)  was built for you--and  it's
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*    Find out how much you should save for retirement and for college costs.
* Discover how investment costs affect your bottom line by using our Compare Fund Costs tool.
* Find out how to maximize your after-tax returns in our PlainTalk(R) guide Be a Tax-Savvy Investor.
*    Attend our quarterly PlainTalk webcasts on investing.

Find out what Vanguard.com can do for you. Log on today!

CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers.
     Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.

-    Contribute the maximum amount each year.
It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

-    Make it automatic.
Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

-    Consider cost.
The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.

- Request a direct rollover when you change jobs.
Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

     If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit VANGUARD.COM. You can open or fund your IRA on our website, and have a confirmation in your hand within minutes.

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS

Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS

GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds (California, Florida, Massachusetts, California,
  New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS

Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds (California, New Jersey, New York, Ohio,
  Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY

Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio

For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

-------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*        Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc.,
(1987)                  and of each of the investment companies served by The Vanguard Group.
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS        The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates
(2001)                  (international business strategy consulting); Successor Trustee of Yale University; Overseer of
                        the Stern School of Business at New York University; Trustee of the Whitehead Institute for
                        Biomedical Research.

RAJIV L. GUPTA          Chairman and Chief Executive Officer (since October 1999), Vice Chairman (January-September 1999),
(2001)                  and Vice President (prior to September 1999) of Rohm and Haas Co. (chemicals); Director of
                        Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board
                        Member of the American Chemistry Council; Trustee of Drexel University.

JOANN HEFFERNAN HEISEN  Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson &
(1998)                  Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and
                        Women's Research and Education Institute.

BURTON G. MALKIEL       Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard
(1977)                  Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland)
                        Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of
                        America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and
                        NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR.   Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift
(1993)                  trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director until 1998 of Standard Products Company (a supplier for the automotive industry).

J. LAWRENCE WILSON      Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of
(1985)                  Cummins Inc. (diesel engines), MeadWestvaco Corp. (paper products), and AmerisourceBergen Corp.
                        (pharmaceutical distribution); Trustee of Vanderbilt University.
-------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. GREGORY BARTON       Secretary; Managing Director and General Counsel of The Vanguard Group, Inc. (since September
                        1997); Secretary of The Vanguard Group and of each of the investment companies served by The
                        Vanguard Group; Principal of The Vanguard Group (prior to September 1997).

THOMAS J. HIGGINS       Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
-------------------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment
 Company Act of 1940.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
JAMES H. GATELY, Investment Programs and Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Client Relationship Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Finance.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

                                                     [SHIP]
                                                     [THE VANGUARD GROUP LOGO]
                                                     Post Office Box 2600
                                                     Valley Forge, PS 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Admiral, Consolidated View, Explorer, Morgan, LifeStrategy, PlainTalk, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

500 is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q752 072003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date: :  July 8, 2003

       VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date: :  July 8, 2003

*By Power of  Attorney.  See File Number  2-57689,  filed on December  26, 2002.
 Incorporated by Reference.